United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Six months ended 04/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	60.5%
Commercial Paper	28.1%
Municipal Notes	10.9%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.6%
8-30 Days	3.6%
31-90 Days	26.2%
91-180 Days	7.1%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.5%
		California—99.5%
$1,140,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 2.350%, 5/2/2019	$1,140,000
7,080,000		Alameda Corridor Transportation Authority, CA, Tender Option Bond Trust Certificates (Series 2018-XL0085) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.300%, 5/2/2019	7,080,000
835,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 2.320%, 5/2/2019	835,000
6,200,000		Alameda County, CA Joint Powers Authority (Alameda County, CA), (Series A), CP, (FHLB of San Francisco LOC), 1.600%, Mandatory Tender 5/2/2019	6,200,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 2.400%, 5/2/2019	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	3,320,000
5,655,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.420%, 5/2/2019	5,655,000
5,620,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 2.420%, 5/2/2019	5,620,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs, (Comerica Bank LOC), 2.320%, 5/2/2019	6,575,000
12,200,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 2.420%, 5/2/2019	12,200,000
35,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.420%, 5/2/2019	35,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$20,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.780%, Mandatory Tender 8/8/2019	$20,000,000
2,500,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.450%, Optional Tender 5/1/2019	2,500,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2018-XF0608) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.300%, 5/2/2019	5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	4,180,000
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2013C) TOBs, 5.000%, Mandatory Tender 10/15/2019	2,037,809
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	2,295,000
8,625,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (2017-XF2417) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.310%, 5/2/2019	8,625,000
4,765,000		California Infrastructure & Economic Development Bank (Saddleback Valley Christian Schools), (Series 2010A) Weekly VRDNs, (FHLB of San Francisco LOC), 2.360%, 5/2/2019	4,765,000
9,715,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 1.750%, 5/1/2019	9,715,000
3,795,000		California Infrastructure & Economic Development Bank (Tobinworld), (Series 2007A) Weekly VRDNs, (Comerica Bank LOC), 2.400%, 5/2/2019	3,795,000
5,910,000		California Infrastructure & Economic Development Bank (University of California (The Regents of)), Series 2019-XF0748 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	5,910,000
1,860,000		California Municipal Finance Authority (High Desert Partnership in Academic Excellence Foundation, Inc.), (Series 2012A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 2.400%, 5/2/2019	1,860,000
3,100,000		California PCFA (Air Products & Chemicals, Inc.), (Series 1997B) Daily VRDNs, 2.150%, 5/1/2019	3,100,000
780,000		California PCFA (Mission Trail Waste Systems, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 2.320%, 5/1/2019	780,000
14,720,000		California State Department of Water Resources Power Supply Program, (Series L), 5.000%, 5/1/2019	14,720,000
5,755,000		California State Department of Water Resources, (Series 1), CP, 1.610%, Mandatory Tender 5/6/2019	5,755,000
9,133,000		California State Department of Water Resources, (Series 1), CP, 1.650%, Mandatory Tender 5/2/2019	9,133,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,500,000		California State Department of Water Resources, (Series 2), CP, 1.530%, Mandatory Tender 5/22/2019	$4,500,000
5,000,000		California State Department of Water Resources, (Series 2), CP, 1.900%, Mandatory Tender 6/13/2019	5,000,000
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	2,235,000
1,800,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2019-XF0740) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 5/2/2019	1,800,000
6,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 1.700%, Mandatory Tender 6/5/2019	6,000,000
24,500,000		California State, (Series 2003C-1) Weekly VRDNs, (TD Bank, N.A. LOC), 2.250%, 5/2/2019	24,500,000
20,000,000		California State, (Series 2005 A2-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 2.270%, 5/1/2019	20,000,000
5,000,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 1.550%, Mandatory Tender 6/4/2019	5,000,000
5,490,000		California State, (Series A-6), CP, (Bank of America N.A. LOC), 1.800%, Mandatory Tender 6/3/2019	5,490,000
2,500,000		California State, RBC Muni Products (Series G-68) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	2,500,000
2,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	2,000,000
4,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	4,000,000
2,220,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (Comerica Bank LOC), 2.350%, 5/2/2019	2,220,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.600%, Mandatory Tender 6/11/2019	5,045,000
7,455,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.820%, Mandatory Tender 5/9/2019	7,455,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.600%, Mandatory Tender 6/11/2019	15,000,000
6,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.800%, Mandatory Tender 5/3/2019	6,230,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.700%, Mandatory Tender 7/16/2019	$15,000,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.650%, Mandatory Tender 9/5/2019	20,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.770%, Mandatory Tender 8/7/2019	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 B-6), CP, 1.750%, Mandatory Tender 6/5/2019	10,000,000
18,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.730%, Mandatory Tender 7/11/2019	18,000,000
23,340,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	23,340,000
6,465,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 2.350%, 5/2/2019	6,465,000
1,295,000		California Statewide Communities Development Authority (Penny Lane Centers), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.340%, 5/2/2019	1,295,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 2.380%, 5/2/2019	5,600,000
39,225,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 2.360%, 5/2/2019	39,225,000
4,050,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 2.400%, Optional Tender 5/1/2019	4,050,000
25,625,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 2.400%, Optional Tender 5/1/2019	25,625,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.400%, 5/2/2019	7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.340%, 5/2/2019	3,600,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.340%, 5/2/2019	$3,040,000
5,000,000		Coast CCD, CA, (Series 2018 G-7) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	5,000,000
5,705,000		Coast CCD, CA, Tender Option Bond Trust Receipt (2018-XM0869) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.300%, 5/2/2019	5,705,000
4,000,000		Corona-Norco, CA USD, RBC Muni Products (Series G-64) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	4,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 2.350%, 5/2/2019	4,655,000
9,890,000		East Side, CA Union High School District, Stage Trust (Series 2011-120C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 2.570%, Optional Tender 7/25/2019	9,890,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 2.310%, 5/2/2019	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	2,000,000
32,340,000		Fairfield-Suisun, CA USD, Solar Eclipse (Series 2016-0002) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.250%, 5/1/2019	32,340,000
3,425,000		Fremont, CA Union High School District, Tender Option Bond Trust Receipts (Series 2018-XF0647) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.300%, 5/2/2019	3,425,000
2,500,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (2018-XF0669) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.310%, 5/2/2019	2,500,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.310%, 5/2/2019	2,000,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 2.310%, 5/2/2019	22,060,000
1,515,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 2.400%, 5/2/2019	1,515,000
3,590,000		Imperial Irrigation District, CA, Tender Option Bond Trust Receipts (Series 2018-XM0611) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	3,590,000
4,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 1.780%, Mandatory Tender 6/26/2019	4,000,000
5,000,000		Los Angeles County, CA TRANs, 4.000%, 6/28/2019	5,019,167
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), CP, 1.590%, Mandatory Tender 5/9/2019	$10,000,000
3,300,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2017-XF0570) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 5/2/2019	3,300,000
7,520,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2018-XF0732) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.300%, 5/2/2019	7,520,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	3,000,000
35,695,000		Los Angeles, CA TRANs, 4.000%, 6/27/2019	35,824,161
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	2,885,000
5,000,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-ZM0590) Weekly VRDNs, (Bank of America N.A. LIQ), 2.320%, 5/2/2019	5,000,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 2.310%, 5/2/2019	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.370%, 5/2/2019	6,670,000
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 2.310%, 5/2/2019	10,000,000
4,970,000		Ontario-Montclair, CA School District, Tender Option Bond Trust Certificates (Series 2019-XF2805) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.330%, 5/2/2019	4,970,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.350%, 5/2/2019	1,190,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 2.350%, 5/2/2019	17,690,000
7,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.400%, 5/2/2019	7,500,000
7,500,000		Sacramento, CA Municipal Utility District, (Subseries K-1), CP, (State Street Bank and Trust Co. LOC), 1.580%, Mandatory Tender 7/1/2019	7,500,000
18,800,000		Sacramento, CA Municipal Utility District, (Subseries K-1), CP, (State Street Bank and Trust Co. LOC), 1.600%, Mandatory Tender 7/3/2019	18,800,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		Sacramento, CA Municipal Utility District, (Subseries L-1), CP, (Barclays Bank PLC LOC), 1.600%, Mandatory Tender 5/1/2019	$10,000,000
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	1,000,000
3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.320%, 5/2/2019	3,450,000
24,000,000		San Diego County, CA Water Authority, (Series 8), CP, (MUFG Bank Ltd. LIQ), 1.700%, Mandatory Tender 6/4/2019	24,000,000
5,000,000		San Diego County, CA Water Authority, (Series 8), CP, (MUFG Bank Ltd. LIQ), 2.070%, Mandatory Tender 5/2/2019	5,000,000
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	3,000,000
8,275,000		San Diego, CA USD, Tender Option Bond Trust Receipts (Series 2019-ZM0755) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	8,275,000
9,945,000		San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 2.570%, Optional Tender 7/25/2019	9,945,000
1,690,000		San Francisco, CA City & County MFH (Related/Mariposa Development Co. LP), (2017 Series B-2) Weekly VRDNs, (Bank of America N.A. LOC), 2.250%, 5/1/2019	1,690,000
5,600,000		San Francisco, CA Public Utilities Commission (Power Enterprise), (Series A-1), CP, (Bank of America N.A. LOC), 1.680%, Mandatory Tender 6/4/2019	5,600,000
19,928,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 1.630%, Mandatory Tender 7/30/2019	19,928,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.300%, 5/2/2019	3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Certificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.310%, 5/2/2019	2,230,000
3,795,000		San Rafael City, CA High School District, Tender Option Bond Trust Receipts (Series 2018-XF0674) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.310%, 5/2/2019	3,795,000
2,985,000		Santa Clara County, CA, (Series 2018-XF0646) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.300%, 5/2/2019	2,985,000
1,960,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 1.540%, Mandatory Tender 5/9/2019	1,960,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	3,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,000,000		Southern California Public Power Authority (Power Projects), (Series 2009-1: Magnolia Power Project A) Daily VRDNs, (U.S. Bank, N.A. LOC), 2.050%, 5/1/2019	$3,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.400%, 5/2/2019	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	8,490,000
11,335,000		University of California (The Regents of), (2013 Series AL-3) Daily VRDNs, 2.070%, 5/1/2019	11,335,000
2,450,000		University of California (The Regents of), (Series A), CP, 1.550%, Mandatory Tender 5/22/2019	2,450,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.320%, 5/2/2019	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.300%, 5/2/2019	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	1,500,000
5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	5,685,000
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.320%, 5/2/2019	8,675,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 2.350%, 5/2/2019	13,585,000
23,035,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.420%, 5/2/2019	23,035,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	$3,350,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (AT AMORTIZED COST)[2]	1,000,737,137
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	4,775,969
		TOTAL NET ASSETS—100%	$1,005,513,106
At April 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.011	0.006	0.002	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.011	0.006	0.005	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.011)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.011)	(0.006)	(0.005)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.69%	1.10%	0.56%	0.49%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.28%	0.28%	0.18%[4]	0.08%	0.09%
Net investment income	1.38%[3]	1.10%	0.58%	0.12%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.14%[3]	0.19%	0.29%	0.39%	0.51%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$469,420	$372,325	$156,974	$54,046	$147,528	$119,823
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.18% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.008	0.003	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.003	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.008	0.003	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.008)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.008)	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.56%	0.85%	0.31%	0.37%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.53%	0.53%	0.31%[4]	0.08%	0.09%
Net investment income	1.13%[3]	0.82%	0.30%	0.05%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.22%[3]	0.27%	0.38%	0.55%	0.78%	0.76%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,868	$140,179	$150,916	$163,198	$259,239	$64,173
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.007	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.007	0.002	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.007)	(0.002)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.70%	0.16%	0.34%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.68%	0.68%	0.20%[4]	0.08%	0.09%
Net investment income	0.98%[3]	0.68%	0.16%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.29%[3]	0.34%	0.42%	0.90%	1.00%	0.98%
Supplemental Data:
Net assets, end of period (000 omitted)	$223,789	$15,140	$8,242	$6,170	$114,582	$160,390
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.20% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.003[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.003	0.000[1]	0.003[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.003)	(0.000)[1]	(0.003)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.31%	0.35%	0.01%	0.32%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	1.03%[3]	1.03%	0.83%	0.33%[4]	0.08%	0.09%
Net investment income	0.63%[3]	0.32%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.34%[3]	0.40%	0.70%	1.18%	1.40%	1.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,208	$38,713	$51,752	$55,103	$108,116	$89,717
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.33% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.010	0.005	0.001	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.003	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.010	0.005	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.010)	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.010)	(0.005)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.64%	1.00%	0.46%	0.43%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.38%[3]	0.38%	0.38%	0.24%[4]	0.08%	0.09%
Net investment income	1.28%[3]	0.99%	0.49%	0.07%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.23%[3]	0.29%	0.36%	0.52%	0.65%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,228	$130,769	$89,382	$29,806	$142,057	$156,390
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.24% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$1,000,737,137
Cash		290,597
Income receivable		4,794,896
Receivable for shares sold		143,526
TOTAL ASSETS		1,005,966,156
Liabilities:
Payable for shares redeemed	$157,634
Income distribution payable	61,865
Payable for investment adviser fee (Note 4)	4,520
Payable for administrative fees (Note 4)	2,188
Payable for transfer agent fee	44,266
Payable for portfolio accounting fees	43,735
Payable for distribution services fee (Note 4)	42,428
Payable for other service fees (Note 4)	89,314
Accrued expenses (Note 4)	7,100
TOTAL LIABILITIES		453,050
Net assets for 1,005,510,826 shares outstanding		$1,005,513,106
Net Assets Consist of:
Paid-in capital		$1,005,510,791
Total distributable earnings		2,315
TOTAL NET ASSETS		$1,005,513,106
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$469,419,848 ÷ 469,418,836 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$122,867,955 ÷ 122,867,673 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$223,789,227 ÷ 223,788,681 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$37,207,622 ÷ 37,207,538 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$152,228,454 ÷ 152,228,098 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$7,913,276
Expenses:
Investment adviser fee (Note 4)		$1,426,914
Administrative fee (Note 4)		379,464
Custodian fees		16,337
Transfer agent fee (Note 2)		253,186
Directors'/Trustees' fees (Note 4)		3,073
Auditing fees		10,960
Legal fees		10,929
Portfolio accounting fees		87,761
Distribution services fee (Note 4)		318,898
Other service fees (Notes 2 and 4)		535,370
Share registration costs		42,312
Printing and postage		16,773
Miscellaneous (Note 4)		4,542
TOTAL EXPENSES		3,106,519
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(653,387)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(313,317)
TOTAL WAIVERS AND REIMBURSEMENT		(966,704)
Net expenses			2,139,815
Net investment income			5,773,461
Change in net assets resulting from operations			$5,773,461
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,773,461	$5,300,843
Net realized gain	—	3,755
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,773,461	5,304,598
Distributions to Shareholders:
Wealth Shares	(3,069,982)	(2,851,723)
Service Shares	(780,169)	(1,249,846)
Cash II Shares	(966,334)	(66,475)
Cash Series Shares	(127,508)	(154,594)
Capital Shares	(834,690)	(1,098,975)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,778,683)	(5,421,613)
Share Transactions:
Proceeds from sale of shares	1,123,397,475	1,520,329,634
Net asset value of shares issued to shareholders in payment of distributions declared	5,360,352	4,707,102
Cost of shares redeemed	(820,364,177)	(1,285,061,279)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	308,393,650	239,975,457
Change in net assets	308,388,428	239,858,442
Net Assets:
Beginning of period	697,124,678	457,266,236
End of period	$1,005,513,106	$697,124,678
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $966,704 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Wealth Shares	$8,694	$(4,273)
Service Shares	59,300	(57,922)
Cash II Shares	100,399	(98,487)
Cash Series Shares	21,777	(21,344)
Capital Shares	63,016	(61,716)
TOTAL	$253,186	$(243,742)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
Semi-Annual Shareholder Report

described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$173,129
Cash II Shares	246,381
Cash Series Shares	50,717
Capital Shares	65,143
TOTAL	$535,370
For the six months ended April 30, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	494,993,390	$494,993,390	793,990,467	$793,990,467
Shares issued to shareholders in payment of distributions declared	2,823,835	2,823,835	2,428,846	2,428,846
Shares redeemed	(400,718,956)	(400,718,956)	(581,029,754)	(581,029,754)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	97,098,269	$97,098,269	215,389,559	$215,389,559

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	125,084,724	$125,084,724	266,596,451	$266,596,451
Shares issued to shareholders in payment of distributions declared	616,181	616,181	995,909	995,909
Shares redeemed	(143,010,872)	(143,010,872)	(278,290,000)	(278,290,000)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(17,309,967)	$(17,309,967)	(10,697,640)	$(10,697,640)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	323,851,568	$323,851,568	51,679,593	$51,679,593
Shares issued to shareholders in payment of distributions declared	964,310	964,310	65,516	65,516
Shares redeemed	(116,166,698)	(116,166,698)	(44,845,496)	(44,845,496)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	208,649,180	$208,649,180	6,899,613	$6,899,613
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	39,844,315	$39,844,315	82,594,934	$82,594,934
Shares issued to shareholders in payment of distributions declared	126,284	126,284	152,128	152,128
Shares redeemed	(41,475,262)	(41,475,262)	(95,772,462)	(95,772,462)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,504,663)	$(1,504,663)	(13,025,400)	$(13,025,400)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	139,623,478	$139,623,478	325,468,189	$325,468,189
Shares issued to shareholders in payment of distributions declared	829,742	829,742	1,064,703	1,064,703
Shares redeemed	(118,992,389)	(118,992,389)	(285,123,567)	(285,123,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,460,831	$21,460,831	41,409,325	$41,409,325
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	308,393,650	$308,393,650	239,975,457	$239,975,457
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $653,387 of its fee and reimbursed $243,742 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$197,105	$(49,276)
Cash Series Shares	121,793	(20,299)
TOTAL	$318,898	$(69,575)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $216 fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $1,041 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $261,220,000 and $264,180,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2019, 51.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.3% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,006.90	$1.39
Service Shares	$1,000	$1,005.60	$2.64
Cash II Shares	$1,000	$1,004.90	$3.38
Cash Series Shares	$1,000	$1,003.10	$5.12
Capital Shares	$1,000	$1,006.40	$1.89
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.40	$1.40
Service Shares	$1,000	$1,022.20	$2.66
Cash II Shares	$1,000	$1,021.40	$3.41
Cash Series Shares	$1,000	$1,019.70	$5.16
Capital Shares	$1,000	$1,022.90	$1.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.28%
Service Shares	0.53%
Cash II Shares	0.68%
Cash Series Shares	1.03%
Capital Shares	0.38%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
federated california municipal cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
0041609 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Wealth | CAIXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	60.5%
Commercial Paper	28.1%
Municipal Notes	10.9%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.6%
8-30 Days	3.6%
31-90 Days	26.2%
91-180 Days	7.1%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.5%
		California—99.5%
$1,140,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 2.350%, 5/2/2019	$1,140,000
7,080,000		Alameda Corridor Transportation Authority, CA, Tender Option Bond Trust Certificates (Series 2018-XL0085) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.300%, 5/2/2019	7,080,000
835,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 2.320%, 5/2/2019	835,000
6,200,000		Alameda County, CA Joint Powers Authority (Alameda County, CA), (Series A), CP, (FHLB of San Francisco LOC), 1.600%, Mandatory Tender 5/2/2019	6,200,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 2.400%, 5/2/2019	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	3,320,000
5,655,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.420%, 5/2/2019	5,655,000
5,620,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 2.420%, 5/2/2019	5,620,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs, (Comerica Bank LOC), 2.320%, 5/2/2019	6,575,000
12,200,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 2.420%, 5/2/2019	12,200,000
35,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.420%, 5/2/2019	35,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$20,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.780%, Mandatory Tender 8/8/2019	$20,000,000
2,500,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.450%, Optional Tender 5/1/2019	2,500,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2018-XF0608) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.300%, 5/2/2019	5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	4,180,000
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2013C) TOBs, 5.000%, Mandatory Tender 10/15/2019	2,037,809
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	2,295,000
8,625,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (2017-XF2417) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.310%, 5/2/2019	8,625,000
4,765,000		California Infrastructure & Economic Development Bank (Saddleback Valley Christian Schools), (Series 2010A) Weekly VRDNs, (FHLB of San Francisco LOC), 2.360%, 5/2/2019	4,765,000
9,715,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 1.750%, 5/1/2019	9,715,000
3,795,000		California Infrastructure & Economic Development Bank (Tobinworld), (Series 2007A) Weekly VRDNs, (Comerica Bank LOC), 2.400%, 5/2/2019	3,795,000
5,910,000		California Infrastructure & Economic Development Bank (University of California (The Regents of)), Series 2019-XF0748 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	5,910,000
1,860,000		California Municipal Finance Authority (High Desert Partnership in Academic Excellence Foundation, Inc.), (Series 2012A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 2.400%, 5/2/2019	1,860,000
3,100,000		California PCFA (Air Products & Chemicals, Inc.), (Series 1997B) Daily VRDNs, 2.150%, 5/1/2019	3,100,000
780,000		California PCFA (Mission Trail Waste Systems, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 2.320%, 5/1/2019	780,000
14,720,000		California State Department of Water Resources Power Supply Program, (Series L), 5.000%, 5/1/2019	14,720,000
5,755,000		California State Department of Water Resources, (Series 1), CP, 1.610%, Mandatory Tender 5/6/2019	5,755,000
9,133,000		California State Department of Water Resources, (Series 1), CP, 1.650%, Mandatory Tender 5/2/2019	9,133,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,500,000		California State Department of Water Resources, (Series 2), CP, 1.530%, Mandatory Tender 5/22/2019	$4,500,000
5,000,000		California State Department of Water Resources, (Series 2), CP, 1.900%, Mandatory Tender 6/13/2019	5,000,000
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	2,235,000
1,800,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2019-XF0740) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 5/2/2019	1,800,000
6,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 1.700%, Mandatory Tender 6/5/2019	6,000,000
24,500,000		California State, (Series 2003C-1) Weekly VRDNs, (TD Bank, N.A. LOC), 2.250%, 5/2/2019	24,500,000
20,000,000		California State, (Series 2005 A2-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 2.270%, 5/1/2019	20,000,000
5,000,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 1.550%, Mandatory Tender 6/4/2019	5,000,000
5,490,000		California State, (Series A-6), CP, (Bank of America N.A. LOC), 1.800%, Mandatory Tender 6/3/2019	5,490,000
2,500,000		California State, RBC Muni Products (Series G-68) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	2,500,000
2,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	2,000,000
4,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	4,000,000
2,220,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (Comerica Bank LOC), 2.350%, 5/2/2019	2,220,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.600%, Mandatory Tender 6/11/2019	5,045,000
7,455,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.820%, Mandatory Tender 5/9/2019	7,455,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.600%, Mandatory Tender 6/11/2019	15,000,000
6,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.800%, Mandatory Tender 5/3/2019	6,230,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.700%, Mandatory Tender 7/16/2019	$15,000,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.650%, Mandatory Tender 9/5/2019	20,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.770%, Mandatory Tender 8/7/2019	10,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 B-6), CP, 1.750%, Mandatory Tender 6/5/2019	10,000,000
18,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.730%, Mandatory Tender 7/11/2019	18,000,000
23,340,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	23,340,000
6,465,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 2.350%, 5/2/2019	6,465,000
1,295,000		California Statewide Communities Development Authority (Penny Lane Centers), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.340%, 5/2/2019	1,295,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 2.380%, 5/2/2019	5,600,000
39,225,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 2.360%, 5/2/2019	39,225,000
4,050,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 2.400%, Optional Tender 5/1/2019	4,050,000
25,625,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 2.400%, Optional Tender 5/1/2019	25,625,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.400%, 5/2/2019	7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.340%, 5/2/2019	3,600,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.340%, 5/2/2019	$3,040,000
5,000,000		Coast CCD, CA, (Series 2018 G-7) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	5,000,000
5,705,000		Coast CCD, CA, Tender Option Bond Trust Receipt (2018-XM0869) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.300%, 5/2/2019	5,705,000
4,000,000		Corona-Norco, CA USD, RBC Muni Products (Series G-64) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	4,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 2.350%, 5/2/2019	4,655,000
9,890,000		East Side, CA Union High School District, Stage Trust (Series 2011-120C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 2.570%, Optional Tender 7/25/2019	9,890,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 2.310%, 5/2/2019	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	2,000,000
32,340,000		Fairfield-Suisun, CA USD, Solar Eclipse (Series 2016-0002) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.250%, 5/1/2019	32,340,000
3,425,000		Fremont, CA Union High School District, Tender Option Bond Trust Receipts (Series 2018-XF0647) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.300%, 5/2/2019	3,425,000
2,500,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (2018-XF0669) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.310%, 5/2/2019	2,500,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.310%, 5/2/2019	2,000,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 2.310%, 5/2/2019	22,060,000
1,515,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 2.400%, 5/2/2019	1,515,000
3,590,000		Imperial Irrigation District, CA, Tender Option Bond Trust Receipts (Series 2018-XM0611) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	3,590,000
4,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 1.780%, Mandatory Tender 6/26/2019	4,000,000
5,000,000		Los Angeles County, CA TRANs, 4.000%, 6/28/2019	5,019,167
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), CP, 1.590%, Mandatory Tender 5/9/2019	$10,000,000
3,300,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2017-XF0570) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 5/2/2019	3,300,000
7,520,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2018-XF0732) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.300%, 5/2/2019	7,520,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	3,000,000
35,695,000		Los Angeles, CA TRANs, 4.000%, 6/27/2019	35,824,161
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	2,885,000
5,000,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-ZM0590) Weekly VRDNs, (Bank of America N.A. LIQ), 2.320%, 5/2/2019	5,000,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 2.310%, 5/2/2019	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.370%, 5/2/2019	6,670,000
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 2.310%, 5/2/2019	10,000,000
4,970,000		Ontario-Montclair, CA School District, Tender Option Bond Trust Certificates (Series 2019-XF2805) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.330%, 5/2/2019	4,970,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.350%, 5/2/2019	1,190,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 2.350%, 5/2/2019	17,690,000
7,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.400%, 5/2/2019	7,500,000
7,500,000		Sacramento, CA Municipal Utility District, (Subseries K-1), CP, (State Street Bank and Trust Co. LOC), 1.580%, Mandatory Tender 7/1/2019	7,500,000
18,800,000		Sacramento, CA Municipal Utility District, (Subseries K-1), CP, (State Street Bank and Trust Co. LOC), 1.600%, Mandatory Tender 7/3/2019	18,800,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		Sacramento, CA Municipal Utility District, (Subseries L-1), CP, (Barclays Bank PLC LOC), 1.600%, Mandatory Tender 5/1/2019	$10,000,000
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	1,000,000
3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.320%, 5/2/2019	3,450,000
24,000,000		San Diego County, CA Water Authority, (Series 8), CP, (MUFG Bank Ltd. LIQ), 1.700%, Mandatory Tender 6/4/2019	24,000,000
5,000,000		San Diego County, CA Water Authority, (Series 8), CP, (MUFG Bank Ltd. LIQ), 2.070%, Mandatory Tender 5/2/2019	5,000,000
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	3,000,000
8,275,000		San Diego, CA USD, Tender Option Bond Trust Receipts (Series 2019-ZM0755) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/2/2019	8,275,000
9,945,000		San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 2.570%, Optional Tender 7/25/2019	9,945,000
1,690,000		San Francisco, CA City & County MFH (Related/Mariposa Development Co. LP), (2017 Series B-2) Weekly VRDNs, (Bank of America N.A. LOC), 2.250%, 5/1/2019	1,690,000
5,600,000		San Francisco, CA Public Utilities Commission (Power Enterprise), (Series A-1), CP, (Bank of America N.A. LOC), 1.680%, Mandatory Tender 6/4/2019	5,600,000
19,928,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 1.630%, Mandatory Tender 7/30/2019	19,928,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.300%, 5/2/2019	3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Certificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.310%, 5/2/2019	2,230,000
3,795,000		San Rafael City, CA High School District, Tender Option Bond Trust Receipts (Series 2018-XF0674) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.310%, 5/2/2019	3,795,000
2,985,000		Santa Clara County, CA, (Series 2018-XF0646) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.300%, 5/2/2019	2,985,000
1,960,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 1.540%, Mandatory Tender 5/9/2019	1,960,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	3,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,000,000		Southern California Public Power Authority (Power Projects), (Series 2009-1: Magnolia Power Project A) Daily VRDNs, (U.S. Bank, N.A. LOC), 2.050%, 5/1/2019	$3,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.400%, 5/2/2019	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	8,490,000
11,335,000		University of California (The Regents of), (2013 Series AL-3) Daily VRDNs, 2.070%, 5/1/2019	11,335,000
2,450,000		University of California (The Regents of), (Series A), CP, 1.550%, Mandatory Tender 5/22/2019	2,450,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.320%, 5/2/2019	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.300%, 5/2/2019	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/2/2019	1,500,000
5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	5,685,000
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.320%, 5/2/2019	8,675,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 2.350%, 5/2/2019	13,585,000
23,035,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.420%, 5/2/2019	23,035,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.300%, 5/2/2019	$3,350,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (AT AMORTIZED COST)[2]	1,000,737,137
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	4,775,969
		TOTAL NET ASSETS—100%	$1,005,513,106
At April 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.011	0.006	0.002	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.011	0.006	0.005	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.011)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.011)	(0.006)	(0.005)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.69%	1.10%	0.56%	0.49%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.28%	0.28%	0.18%[4]	0.08%	0.09%
Net investment income	1.38%[3]	1.10%	0.58%	0.12%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.14%[3]	0.19%	0.29%	0.39%	0.51%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$469,420	$372,325	$156,974	$54,046	$147,528	$119,823
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.18% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$1,000,737,137
Cash		290,597
Income receivable		4,794,896
Receivable for shares sold		143,526
TOTAL ASSETS		1,005,966,156
Liabilities:
Payable for shares redeemed	$157,634
Income distribution payable	61,865
Payable for investment adviser fee (Note 4)	4,520
Payable for administrative fees (Note 4)	2,188
Payable for transfer agent fee	44,266
Payable for portfolio accounting fees	43,735
Payable for distribution services fee (Note 4)	42,428
Payable for other service fees (Note 4)	89,314
Accrued expenses (Note 4)	7,100
TOTAL LIABILITIES		453,050
Net assets for 1,005,510,826 shares outstanding		$1,005,513,106
Net Assets Consist of:
Paid-in capital		$1,005,510,791
Total distributable earnings		2,315
TOTAL NET ASSETS		$1,005,513,106
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$469,419,848 ÷ 469,418,836 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$122,867,955 ÷ 122,867,673 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$223,789,227 ÷ 223,788,681 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$37,207,622 ÷ 37,207,538 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$152,228,454 ÷ 152,228,098 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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13

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$7,913,276
Expenses:
Investment adviser fee (Note 4)		$1,426,914
Administrative fee (Note 4)		379,464
Custodian fees		16,337
Transfer agent fee (Note 2)		253,186
Directors'/Trustees' fees (Note 4)		3,073
Auditing fees		10,960
Legal fees		10,929
Portfolio accounting fees		87,761
Distribution services fee (Note 4)		318,898
Other service fees (Notes 2 and 4)		535,370
Share registration costs		42,312
Printing and postage		16,773
Miscellaneous (Note 4)		4,542
TOTAL EXPENSES		3,106,519
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(653,387)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(313,317)
TOTAL WAIVERS AND REIMBURSEMENT		(966,704)
Net expenses			2,139,815
Net investment income			5,773,461
Change in net assets resulting from operations			$5,773,461
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,773,461	$5,300,843
Net realized gain	—	3,755
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,773,461	5,304,598
Distributions to Shareholders:
Wealth Shares	(3,069,982)	(2,851,723)
Service Shares	(780,169)	(1,249,846)
Cash II Shares	(966,334)	(66,475)
Cash Series Shares	(127,508)	(154,594)
Capital Shares	(834,690)	(1,098,975)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,778,683)	(5,421,613)
Share Transactions:
Proceeds from sale of shares	1,123,397,475	1,520,329,634
Net asset value of shares issued to shareholders in payment of distributions declared	5,360,352	4,707,102
Cost of shares redeemed	(820,364,177)	(1,285,061,279)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	308,393,650	239,975,457
Change in net assets	308,388,428	239,858,442
Net Assets:
Beginning of period	697,124,678	457,266,236
End of period	$1,005,513,106	$697,124,678
See Notes which are an integral part of the Financial Statements
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15

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. The financial highlights of the Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $966,704 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Wealth Shares	$8,694	$(4,273)
Service Shares	59,300	(57,922)
Cash II Shares	100,399	(98,487)
Cash Series Shares	21,777	(21,344)
Capital Shares	63,016	(61,716)
TOTAL	$253,186	$(243,742)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
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17

described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$173,129
Cash II Shares	246,381
Cash Series Shares	50,717
Capital Shares	65,143
TOTAL	$535,370
For the six months ended April 30, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	494,993,390	$494,993,390	793,990,467	$793,990,467
Shares issued to shareholders in payment of distributions declared	2,823,835	2,823,835	2,428,846	2,428,846
Shares redeemed	(400,718,956)	(400,718,956)	(581,029,754)	(581,029,754)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	97,098,269	$97,098,269	215,389,559	$215,389,559

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	125,084,724	$125,084,724	266,596,451	$266,596,451
Shares issued to shareholders in payment of distributions declared	616,181	616,181	995,909	995,909
Shares redeemed	(143,010,872)	(143,010,872)	(278,290,000)	(278,290,000)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(17,309,967)	$(17,309,967)	(10,697,640)	$(10,697,640)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	323,851,568	$323,851,568	51,679,593	$51,679,593
Shares issued to shareholders in payment of distributions declared	964,310	964,310	65,516	65,516
Shares redeemed	(116,166,698)	(116,166,698)	(44,845,496)	(44,845,496)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	208,649,180	$208,649,180	6,899,613	$6,899,613
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	39,844,315	$39,844,315	82,594,934	$82,594,934
Shares issued to shareholders in payment of distributions declared	126,284	126,284	152,128	152,128
Shares redeemed	(41,475,262)	(41,475,262)	(95,772,462)	(95,772,462)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,504,663)	$(1,504,663)	(13,025,400)	$(13,025,400)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	139,623,478	$139,623,478	325,468,189	$325,468,189
Shares issued to shareholders in payment of distributions declared	829,742	829,742	1,064,703	1,064,703
Shares redeemed	(118,992,389)	(118,992,389)	(285,123,567)	(285,123,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,460,831	$21,460,831	41,409,325	$41,409,325
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	308,393,650	$308,393,650	239,975,457	$239,975,457
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $653,387 of its fee and reimbursed $243,742 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$197,105	$(49,276)
Cash Series Shares	121,793	(20,299)
TOTAL	$318,898	$(69,575)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $216 fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $1,041 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $261,220,000 and $264,180,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2019, 51.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.3% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,006.90	$1.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.40	$1.40
1	Expenses are equal to the Fund's annualized net expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
federated california municipal cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
35087 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Institutional Tax-Free Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.4%
Commercial Paper	1.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.9%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		Alabama—8.7%
$5,600,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A: Turtle Lake) Weekly VRDNs, (FNMA LOC), 2.350%, 5/2/2019	$5,600,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 2.410%, 5/2/2019	8,000,000
4,540,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-A: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 2.380%, 5/2/2019	4,540,000
8,750,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-B: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Societe Generale, Paris LOC), 2.400%, 5/2/2019	8,750,000
5,525,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 2.420%, 5/2/2019	5,525,000
28,025,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.330%, 5/2/2019	28,025,000
4,950,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.250%, 5/1/2019	4,950,000
4,400,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011I: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.330%, 5/2/2019	4,400,000
13,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.330%, 5/2/2019	13,000,000
15,230,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 2.350%, 5/2/2019	15,230,000
		TOTAL	98,020,000
		Arizona—1.0%
5,920,000		Arizona Health Facilities Authority (Dignity Health (Catholic Healthcare West)), (2008 Series A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.150%, 5/1/2019	5,920,000
1,625,000		Arizona Health Facilities Authority (Dignity Health (Catholic Healthcare West)), (2008 Series B) Weekly VRDNs, (Barclays Bank PLC LOC), 2.300%, 5/1/2019	1,625,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 2.350%, 5/2/2019	4,000,000
		TOTAL	11,545,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Connecticut—3.8%
$4,435,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 2.330%, 5/2/2019	$4,435,000
3,900,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 2.350%, 5/2/2019	3,900,000
6,545,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 2.330%, 5/2/2019	6,545,000
23,235,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.400%, 5/2/2019	23,235,000
4,320,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	4,320,000
		TOTAL	42,435,000
		Florida—12.7%
4,810,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 2.420%, 5/2/2019	4,810,000
9,750,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.450%, 5/1/2019	9,750,000
35,755,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.300%, 5/1/2019	35,755,000
8,770,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 2.450%, 5/1/2019	8,770,000
12,055,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.150%, 5/1/2019	12,055,000
2,500,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 2.350%, Mandatory Tender 5/2/2019	2,500,000
15,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 2.350%, Mandatory Tender 5/2/2019	15,000,000
7,450,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.200%, 5/2/2019	7,450,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 2.330%, 5/2/2019	10,000,000
37,580,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010B) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 2.330%, 5/2/2019	37,580,000
		TOTAL	143,670,000
		Georgia—5.3%
8,800,000		Burke County, GA Development Authority (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of America N.A. LOC), 2.450%, 5/1/2019	8,800,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$3,250,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 2.430%, 5/2/2019	$3,250,000
37,750,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 2.470%, 5/1/2019	37,750,000
6,850,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 2.340%, 5/1/2019	6,850,000
2,000,000		Paulding County, GA Hopital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 5/2/2019	2,000,000
1,500,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 2.300%, 5/2/2019	1,500,000
		TOTAL	60,150,000
		Illinois—6.1%
1,550,000		Illinois Development Finance Authority (North Park University), (Series 1999) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.150%, 5/1/2019	1,550,000
10,100,000		Illinois Development Finance Authority IDB (Lyric Opera of Chicago) Weekly VRDNs, (BMO Harris Bank, N.A. LOC)/(JPMorgan Chase Bank, N.A. LOC)/(Northern Trust Co., Chicago, IL LOC), 2.130%, 5/1/2019	10,100,000
19,125,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.150%, 5/1/2019	19,125,000
5,150,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.150%, 5/1/2019	5,150,000
2,350,000		Illinois Finance Authority (Carle Foundation), (Series 2009E) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.310%, 5/2/2019	2,350,000
3,250,000		Illinois Finance Authority (Clearbrook Corp.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.310%, 5/2/2019	3,250,000
16,115,000		Illinois Finance Authority (OSF Health Care Systems), (Series 2018B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.300%, 5/1/2019	16,115,000
5,480,000		Morton Grove Village, IL (Illinois Holocaust Museum and Education Center), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 2.370%, 5/2/2019	5,480,000
5,995,000		Southwestern Illinois Development Authority (Molinero, Inc.), (Series 2010) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.310%, 5/2/2019	5,995,000
		TOTAL	69,115,000
		Indiana—1.5%
3,275,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs, (Bank of New York Mellon LOC), 2.320%, 5/2/2019	3,275,000
5,415,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs, (FNMA LOC), 2.420%, 5/3/2019	5,415,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$8,740,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.360%, 5/2/2019	$8,740,000
		TOTAL	17,430,000
		Iowa—3.2%
8,000,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 2.350%, 5/1/2019	8,000,000
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 2.340%, 5/2/2019	27,100,000
750,000		Iowa Finance Authority (Trinity Healthcare Credit Group), (Series 2000D) Weekly VRDNs, 2.400%, 5/2/2019	750,000
		TOTAL	35,850,000
		Louisiana—1.3%
8,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 2.100%, 5/1/2019	8,000,000
3,620,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 2.100%, 5/1/2019	3,620,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 2.100%, 5/1/2019	3,350,000
		TOTAL	14,970,000
		Maryland—0.1%
685,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 2.480%, 5/2/2019	685,000
		Massachusetts—1.1%
85,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 2.300%, 5/2/2019	85,000
5,660,000		Massachusetts HEFA (Baystate Medical Center), (Series G) Daily VRDNs, (TD Bank, N.A. LOC), 2.270%, 5/1/2019	5,660,000
6,305,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 5/2/2019	6,305,000
		TOTAL	12,050,000
		Michigan—2.3%
4,840,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 2.360%, 5/2/2019	4,840,000
4,100,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 2.340%, 5/2/2019	4,100,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$12,830,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 5/2/2019	$12,830,000
4,240,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 5/2/2019	4,240,000
		TOTAL	26,010,000
		Minnesota—2.1%
17,520,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 2.390%, 5/2/2019	17,520,000
1,200,000		Minnesota State Higher Education Facility Authority (Augsburg University), (Series Six-J2) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.390%, 5/2/2019	1,200,000
4,650,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 2.380%, 5/2/2019	4,650,000
		TOTAL	23,370,000
		Mississippi—3.0%
34,075,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 2.550%, 5/2/2019	34,075,000
		Multi-State—6.7%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 2.380%, 5/2/2019	24,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 2.350%, 5/2/2019	9,000,000
22,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 2.380%, 5/2/2019	22,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP(Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 2.390%, 5/2/2019	20,000,000
		TOTAL	75,100,000
		Nebraska—0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 2.350%, 5/2/2019	1,400,000
		New York—11.6%
18,900,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.350%, 5/1/2019	18,900,000
18,000,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.350%, 5/1/2019	18,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$6,170,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank PLC LIQ), 2.300%, 5/1/2019	$6,170,000
5,400,000		New York City, NY Transitional Finance Authority, (2019 Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/1/2019	5,400,000
1,000,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.380%, 5/2/2019	1,000,000
19,040,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 2.320%, 5/1/2019	19,040,000
2,000,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.320%, 5/1/2019	2,000,000
5,000,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 2.270%, 5/1/2019	5,000,000
5,325,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 2.270%, 5/1/2019	5,325,000
5,000,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 2.350%, 5/1/2019	5,000,000
1,400,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 2.390%, 5/1/2019	1,400,000
19,350,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	19,350,000
24,400,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	24,400,000
		TOTAL	130,985,000
		North Carolina—3.8%
1,850,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/1/2019	1,850,000
1,785,000		North Carolina Capital Facilities Finance Agency (Salem Academy and College), (Series 2005) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.310%, 5/2/2019	1,785,000
39,540,000		North Carolina Medical Care Commission (Moses H. Cone Memorial), (Series 2004A) Weekly VRDNs, 2.350%, 5/2/2019	39,540,000
		TOTAL	43,175,000
		Ohio—2.0%
18,000,000		Franklin County, OH Hospital Facility Authority (OhioHealth Corp,), (Series 2011C) Weekly VRDNs, 2.350%, 5/1/2019	18,000,000
3,400,000		Hamilton County, OH Hospital Facilities Authority (The Elizabeth Gamble Deaconess Home Association), (Series 2002A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.370%, 5/2/2019	3,400,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$1,210,000		Lorain County, OH Port Authority (St. Ignatius High School), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.370%, 5/2/2019	$1,210,000
		TOTAL	22,610,000
		Pennsylvania—5.5%
1,460,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.320%, 5/2/2019	1,460,000
7,855,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/2/2019	7,855,000
13,300,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/2/2019	13,300,000
2,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.320%, 5/2/2019	2,500,000
200,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.320%, 5/2/2019	200,000
6,245,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.330%, 5/1/2019	6,245,000
700,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.370%, 5/2/2019	700,000
12,765,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/2/2019	12,765,000
5,200,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (GTD by FHLMC), 2.340%, 5/2/2019	5,200,000
2,000,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs, (Royal Bank of Canada LOC), 2.340%, 5/2/2019	2,000,000
10,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/2/2019	10,000,000
		TOTAL	62,225,000
		Tennessee—3.0%
6,000,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.330%, 5/1/2019	6,000,000
2,200,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs, (Societe Generale, Paris LOC), 2.330%, 5/1/2019	2,200,000
17,000,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 5/1/2019	17,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—continued
$8,675,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.330%, 5/2/2019	$8,675,000
		TOTAL	33,875,000
		Texas—6.4%
2,800,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 2.390%, 5/2/2019	2,800,000
15,450,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 2.300%, 5/1/2019	15,450,000
2,750,000		Harris County, TX Education Facilities Finance Corp. (Texas Medical Center), (Series 2008B-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.300%, 5/1/2019	2,750,000
8,980,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 2.300%, 5/1/2019	8,980,000
14,335,000		Harris County, TX Hospital Distict, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.340%, 5/2/2019	14,335,000
13,050,000		Tarrant County, TX HFDC (Cook Children's Medical Center), (Series 2010B) Weekly VRDNs, 2.280%, 5/2/2019	13,050,000
14,500,000		Texas State, Veterans Bonds (Series 2011B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 2.300%, 5/2/2019	14,500,000
		TOTAL	71,865,000
		Utah—2.4%
25,000,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 2.320%, 5/1/2019	25,000,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.350%, 5/2/2019	2,000,000
		TOTAL	27,000,000
		Virginia—2.8%
2,670,000		Fairfax County, VA IDA (Inova Health System), (Series 2016C) Weekly VRDNs, 2.320%, 5/2/2019	2,670,000
1,600,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 2.350%, 5/2/2019	1,600,000
3,775,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 2.250%, 5/2/2019	3,775,000
940,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 2.470%, 5/1/2019	940,000
3,510,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2009B) Weekly VRDNs, 2.410%, 5/1/2019	3,510,000
19,170,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016B) Weekly VRDNs, 2.350%, 5/1/2019	19,170,000
		TOTAL	31,665,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		West Virginia—2.1%
$23,700,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.320%, 5/2/2019	$23,700,000
		Wisconsin—0.7%
7,640,000		Wisconsin Public Finance Authority (RPD Holdings, LLC and HGI Wisconsin, LLC), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, (AgriBank FCB LOC), 2.410%, 5/2/2019	7,640,000
		Wyoming—0.6%
7,260,000		Sweetwater County, WY PCRB (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 2.480%, 5/1/2019	7,260,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT IDENTIFIED COST)[2]	1,127,875,000
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,575,865
		TOTAL NET ASSETS—100%	$1,129,450,865
At April 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized level 2 inputs, in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
10

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,		Period Ended 10/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0072	0.0114	0.0059	0.0020
TOTAL FROM INVESTMENT OPERATIONS	0.0072	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0072)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.72%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%[3]
Net investment income	1.44%[3]	1.17%	0.59%	0.54%[3]
Expense waiver/reimbursement[4]	0.16%[3]	0.18%	0.20%	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$600,779	$594,047	$301,268	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0074	0.0119	0.0064	0.0020	—	—
Net realized gain (loss)	—	—	—	(0.0000)[1]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.0074	0.0119	0.0064	0.0020	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.0074)	(0.0119)	(0.0064)	(0.0020)	—	—
Distributions from net realized gain	—	—	—	(0.0000)[1]	—	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0074)	(0.0119)	(0.0064)	(0.0020)	—	(0.000)2
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.00	$1.00
Total Return[3]	0.75%	1.20%	0.64%	0.25%	0.00%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%[5]	0.15%	0.15%	0.14%	0.12%	0.16%
Net investment income	1.50%[5]	1.21%	0.65%	0.26%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.16%[5]	0.18%	0.20%	0.36%	0.61%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$528,672	$420,808	$254,460	$155,223	$59,784	$52,973
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at identified cost and fair value		$1,127,875,000
Cash		650,630
Income receivable		1,832,815
Receivable for shares sold		1,485,245
TOTAL ASSETS		1,131,843,690
Liabilities:
Payable for shares redeemed	$1,609,884
Income distribution payable	689,010
Payable for investment adviser fee (Note 5)	1,147
Payable for administrative fees (Note 5)	2,459
Payable for other service fees (Notes 2 and 5)	25,000
Accrued expenses (Note 5)	65,325
TOTAL LIABILITIES		2,392,825
Net assets for 1,129,449,951 shares outstanding		$1,129,450,865
Net Assets Consist of:
Paid-in capital		$1,129,449,951
Total distributable earnings (loss)		914
TOTAL NET ASSETS		$1,129,450,865
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$600,778,894 ÷ 600,779,743 shares outstanding, no par value, unlimited shares authorized		$1.0000
Premier Shares:
$528,671,971 ÷ 528,670,208 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest		$9,096,883
Expenses:
Investment adviser fee (Note 5)	$1,101,200
Administrative fee (Note 5)	439,170
Custodian fees	19,898
Transfer agent fee	25,172
Directors'/Trustees' fees (Note 5)	3,730
Auditing fees	10,116
Legal fees	5,496
Portfolio accounting fees	86,989
Other service fees (Notes 2 and 5)	160,078
Share registration costs	37,768
Printing and postage	9,199
Miscellaneous (Note 5)	17,499
TOTAL EXPENSES	1,916,315
Waiver of investment adviser fee (Note 5)	(903,358)
Net expenses		1,012,957
Net investment income		8,083,926
Change in net assets resulting from operations		$8,083,926
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,083,926	$8,844,391
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,083,926	8,844,391
Distributions to Shareholders:
Institutional Shares	(4,630,186)	(4,698,956)
Premier Shares	(3,459,958)	(4,138,425)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,090,144)	(8,837,381)
Share Transactions:
Proceeds from sale of shares	1,290,134,563	2,446,160,623
Net asset value of shares issued to shareholders in payment of distributions declared	4,296,229	4,918,921
Cost of shares redeemed	(1,179,829,656)	(1,991,958,294)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	114,601,136	459,121,250
Change in net assets	114,594,918	459,128,260
Net Assets:
Beginning of period	1,014,855,947	555,727,687
End of period	$1,129,450,865	$1,014,855,947
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals, and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $903,358 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$160,078
For the six months ended April 30, 2019, the Fund's Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	551,975,902	$551,975,902	946,254,469	$946,254,469
Shares issued to shareholders in payment of distributions declared	2,085,225	2,085,225	1,994,471	1,994,471
Shares redeemed	(547,325,574)	(547,325,574)	(655,473,061)	(655,473,061)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,735,553	$6,735,553	292,775,879	$292,775,879

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	738,158,661	$738,158,661	1,499,906,154	$1,499,906,154
Shares issued to shareholders in payment of distributions declared	2,211,004	2,211,004	2,924,450	2,924,450
Shares redeemed	(632,504,082)	(632,504,082)	(1,336,485,233)	(1,336,485,233)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	107,865,583	$107,865,583	166,345,371	$166,345,371
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	114,601,136	$114,601,136	459,121,250	$459,121,250
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4. FEDERAL TAX INFORMATION
At October 31, 2018, the Fund had a capital loss carryforward of $36 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $903,358 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $704,525,000 and $332,660,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,007.20	$1.00
Premier Shares	$1,000	$1,007.50	$0.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Premier Shares	$1,000	$1,024.10	$0.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Premier Shares	0.15%
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Evaluation and Approval of Advisory Contract–May 2018
federated institutional tax-free cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report
29

In 2015, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
30

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
8070103 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Institutional | FFTXX

Federated Institutional Tax-Free Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.4%
Commercial Paper	1.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.9%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		Alabama—8.7%
$5,600,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A: Turtle Lake) Weekly VRDNs, (FNMA LOC), 2.350%, 5/2/2019	$5,600,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 2.410%, 5/2/2019	8,000,000
4,540,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-A: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 2.380%, 5/2/2019	4,540,000
8,750,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-B: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Societe Generale, Paris LOC), 2.400%, 5/2/2019	8,750,000
5,525,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 2.420%, 5/2/2019	5,525,000
28,025,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.330%, 5/2/2019	28,025,000
4,950,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.250%, 5/1/2019	4,950,000
4,400,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011I: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.330%, 5/2/2019	4,400,000
13,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.330%, 5/2/2019	13,000,000
15,230,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 2.350%, 5/2/2019	15,230,000
		TOTAL	98,020,000
		Arizona—1.0%
5,920,000		Arizona Health Facilities Authority (Dignity Health (Catholic Healthcare West)), (2008 Series A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.150%, 5/1/2019	5,920,000
1,625,000		Arizona Health Facilities Authority (Dignity Health (Catholic Healthcare West)), (2008 Series B) Weekly VRDNs, (Barclays Bank PLC LOC), 2.300%, 5/1/2019	1,625,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 2.350%, 5/2/2019	4,000,000
		TOTAL	11,545,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Connecticut—3.8%
$4,435,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 2.330%, 5/2/2019	$4,435,000
3,900,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 2.350%, 5/2/2019	3,900,000
6,545,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 2.330%, 5/2/2019	6,545,000
23,235,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.400%, 5/2/2019	23,235,000
4,320,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	4,320,000
		TOTAL	42,435,000
		Florida—12.7%
4,810,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 2.420%, 5/2/2019	4,810,000
9,750,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.450%, 5/1/2019	9,750,000
35,755,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.300%, 5/1/2019	35,755,000
8,770,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 2.450%, 5/1/2019	8,770,000
12,055,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.150%, 5/1/2019	12,055,000
2,500,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 2.350%, Mandatory Tender 5/2/2019	2,500,000
15,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 2.350%, Mandatory Tender 5/2/2019	15,000,000
7,450,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.200%, 5/2/2019	7,450,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 2.330%, 5/2/2019	10,000,000
37,580,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010B) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 2.330%, 5/2/2019	37,580,000
		TOTAL	143,670,000
		Georgia—5.3%
8,800,000		Burke County, GA Development Authority (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of America N.A. LOC), 2.450%, 5/1/2019	8,800,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$3,250,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 2.430%, 5/2/2019	$3,250,000
37,750,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 2.470%, 5/1/2019	37,750,000
6,850,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 2.340%, 5/1/2019	6,850,000
2,000,000		Paulding County, GA Hopital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 5/2/2019	2,000,000
1,500,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 2.300%, 5/2/2019	1,500,000
		TOTAL	60,150,000
		Illinois—6.1%
1,550,000		Illinois Development Finance Authority (North Park University), (Series 1999) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.150%, 5/1/2019	1,550,000
10,100,000		Illinois Development Finance Authority IDB (Lyric Opera of Chicago) Weekly VRDNs, (BMO Harris Bank, N.A. LOC)/(JPMorgan Chase Bank, N.A. LOC)/(Northern Trust Co., Chicago, IL LOC), 2.130%, 5/1/2019	10,100,000
19,125,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.150%, 5/1/2019	19,125,000
5,150,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.150%, 5/1/2019	5,150,000
2,350,000		Illinois Finance Authority (Carle Foundation), (Series 2009E) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.310%, 5/2/2019	2,350,000
3,250,000		Illinois Finance Authority (Clearbrook Corp.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.310%, 5/2/2019	3,250,000
16,115,000		Illinois Finance Authority (OSF Health Care Systems), (Series 2018B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.300%, 5/1/2019	16,115,000
5,480,000		Morton Grove Village, IL (Illinois Holocaust Museum and Education Center), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 2.370%, 5/2/2019	5,480,000
5,995,000		Southwestern Illinois Development Authority (Molinero, Inc.), (Series 2010) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.310%, 5/2/2019	5,995,000
		TOTAL	69,115,000
		Indiana—1.5%
3,275,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs, (Bank of New York Mellon LOC), 2.320%, 5/2/2019	3,275,000
5,415,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs, (FNMA LOC), 2.420%, 5/3/2019	5,415,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$8,740,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.360%, 5/2/2019	$8,740,000
		TOTAL	17,430,000
		Iowa—3.2%
8,000,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 2.350%, 5/1/2019	8,000,000
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 2.340%, 5/2/2019	27,100,000
750,000		Iowa Finance Authority (Trinity Healthcare Credit Group), (Series 2000D) Weekly VRDNs, 2.400%, 5/2/2019	750,000
		TOTAL	35,850,000
		Louisiana—1.3%
8,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 2.100%, 5/1/2019	8,000,000
3,620,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 2.100%, 5/1/2019	3,620,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 2.100%, 5/1/2019	3,350,000
		TOTAL	14,970,000
		Maryland—0.1%
685,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 2.480%, 5/2/2019	685,000
		Massachusetts—1.1%
85,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 2.300%, 5/2/2019	85,000
5,660,000		Massachusetts HEFA (Baystate Medical Center), (Series G) Daily VRDNs, (TD Bank, N.A. LOC), 2.270%, 5/1/2019	5,660,000
6,305,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 5/2/2019	6,305,000
		TOTAL	12,050,000
		Michigan—2.3%
4,840,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 2.360%, 5/2/2019	4,840,000
4,100,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 2.340%, 5/2/2019	4,100,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$12,830,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 5/2/2019	$12,830,000
4,240,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 5/2/2019	4,240,000
		TOTAL	26,010,000
		Minnesota—2.1%
17,520,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 2.390%, 5/2/2019	17,520,000
1,200,000		Minnesota State Higher Education Facility Authority (Augsburg University), (Series Six-J2) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.390%, 5/2/2019	1,200,000
4,650,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 2.380%, 5/2/2019	4,650,000
		TOTAL	23,370,000
		Mississippi—3.0%
34,075,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 2.550%, 5/2/2019	34,075,000
		Multi-State—6.7%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 2.380%, 5/2/2019	24,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 2.350%, 5/2/2019	9,000,000
22,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 2.380%, 5/2/2019	22,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP(Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 2.390%, 5/2/2019	20,000,000
		TOTAL	75,100,000
		Nebraska—0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 2.350%, 5/2/2019	1,400,000
		New York—11.6%
18,900,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.350%, 5/1/2019	18,900,000
18,000,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.350%, 5/1/2019	18,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$6,170,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank PLC LIQ), 2.300%, 5/1/2019	$6,170,000
5,400,000		New York City, NY Transitional Finance Authority, (2019 Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/1/2019	5,400,000
1,000,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.380%, 5/2/2019	1,000,000
19,040,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 2.320%, 5/1/2019	19,040,000
2,000,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.320%, 5/1/2019	2,000,000
5,000,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 2.270%, 5/1/2019	5,000,000
5,325,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 2.270%, 5/1/2019	5,325,000
5,000,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 2.350%, 5/1/2019	5,000,000
1,400,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 2.390%, 5/1/2019	1,400,000
19,350,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	19,350,000
24,400,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	24,400,000
		TOTAL	130,985,000
		North Carolina—3.8%
1,850,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 5/1/2019	1,850,000
1,785,000		North Carolina Capital Facilities Finance Agency (Salem Academy and College), (Series 2005) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.310%, 5/2/2019	1,785,000
39,540,000		North Carolina Medical Care Commission (Moses H. Cone Memorial), (Series 2004A) Weekly VRDNs, 2.350%, 5/2/2019	39,540,000
		TOTAL	43,175,000
		Ohio—2.0%
18,000,000		Franklin County, OH Hospital Facility Authority (OhioHealth Corp,), (Series 2011C) Weekly VRDNs, 2.350%, 5/1/2019	18,000,000
3,400,000		Hamilton County, OH Hospital Facilities Authority (The Elizabeth Gamble Deaconess Home Association), (Series 2002A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.370%, 5/2/2019	3,400,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$1,210,000		Lorain County, OH Port Authority (St. Ignatius High School), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.370%, 5/2/2019	$1,210,000
		TOTAL	22,610,000
		Pennsylvania—5.5%
1,460,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.320%, 5/2/2019	1,460,000
7,855,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/2/2019	7,855,000
13,300,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/2/2019	13,300,000
2,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.320%, 5/2/2019	2,500,000
200,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.320%, 5/2/2019	200,000
6,245,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.330%, 5/1/2019	6,245,000
700,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.370%, 5/2/2019	700,000
12,765,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/2/2019	12,765,000
5,200,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (GTD by FHLMC), 2.340%, 5/2/2019	5,200,000
2,000,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs, (Royal Bank of Canada LOC), 2.340%, 5/2/2019	2,000,000
10,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/2/2019	10,000,000
		TOTAL	62,225,000
		Tennessee—3.0%
6,000,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.330%, 5/1/2019	6,000,000
2,200,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs, (Societe Generale, Paris LOC), 2.330%, 5/1/2019	2,200,000
17,000,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 5/1/2019	17,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—continued
$8,675,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.330%, 5/2/2019	$8,675,000
		TOTAL	33,875,000
		Texas—6.4%
2,800,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 2.390%, 5/2/2019	2,800,000
15,450,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 2.300%, 5/1/2019	15,450,000
2,750,000		Harris County, TX Education Facilities Finance Corp. (Texas Medical Center), (Series 2008B-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.300%, 5/1/2019	2,750,000
8,980,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 2.300%, 5/1/2019	8,980,000
14,335,000		Harris County, TX Hospital Distict, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.340%, 5/2/2019	14,335,000
13,050,000		Tarrant County, TX HFDC (Cook Children's Medical Center), (Series 2010B) Weekly VRDNs, 2.280%, 5/2/2019	13,050,000
14,500,000		Texas State, Veterans Bonds (Series 2011B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 2.300%, 5/2/2019	14,500,000
		TOTAL	71,865,000
		Utah—2.4%
25,000,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 2.320%, 5/1/2019	25,000,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.350%, 5/2/2019	2,000,000
		TOTAL	27,000,000
		Virginia—2.8%
2,670,000		Fairfax County, VA IDA (Inova Health System), (Series 2016C) Weekly VRDNs, 2.320%, 5/2/2019	2,670,000
1,600,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 2.350%, 5/2/2019	1,600,000
3,775,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 2.250%, 5/2/2019	3,775,000
940,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 2.470%, 5/1/2019	940,000
3,510,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2009B) Weekly VRDNs, 2.410%, 5/1/2019	3,510,000
19,170,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016B) Weekly VRDNs, 2.350%, 5/1/2019	19,170,000
		TOTAL	31,665,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		West Virginia—2.1%
$23,700,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.320%, 5/2/2019	$23,700,000
		Wisconsin—0.7%
7,640,000		Wisconsin Public Finance Authority (RPD Holdings, LLC and HGI Wisconsin, LLC), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, (AgriBank FCB LOC), 2.410%, 5/2/2019	7,640,000
		Wyoming—0.6%
7,260,000		Sweetwater County, WY PCRB (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 2.480%, 5/1/2019	7,260,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT IDENTIFIED COST)[2]	1,127,875,000
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,575,865
		TOTAL NET ASSETS—100%	$1,129,450,865
At April 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized level 2 inputs, in valuing the Fund's assets carried at fair value.
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10

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,		Period Ended 10/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0072	0.0114	0.0059	0.0020
TOTAL FROM INVESTMENT OPERATIONS	0.0072	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0072)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.72%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%[3]
Net investment income	1.44%[3]	1.17%	0.59%	0.54%[3]
Expense waiver/reimbursement[4]	0.16%[3]	0.18%	0.20%	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$600,779	$594,047	$301,268	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at identified cost and fair value		$1,127,875,000
Cash		650,630
Income receivable		1,832,815
Receivable for shares sold		1,485,245
TOTAL ASSETS		1,131,843,690
Liabilities:
Payable for shares redeemed	$1,609,884
Income distribution payable	689,010
Payable for investment adviser fee (Note 5)	1,147
Payable for administrative fees (Note 5)	2,459
Payable for other service fees (Notes 2 and 5)	25,000
Accrued expenses (Note 5)	65,325
TOTAL LIABILITIES		2,392,825
Net assets for 1,129,449,951 shares outstanding		$1,129,450,865
Net Assets Consist of:
Paid-in capital		$1,129,449,951
Total distributable earnings (loss)		914
TOTAL NET ASSETS		$1,129,450,865
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$600,778,894 ÷ 600,779,743 shares outstanding, no par value, unlimited shares authorized		$1.0000
Premier Shares:
$528,671,971 ÷ 528,670,208 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
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13

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest		$9,096,883
Expenses:
Investment adviser fee (Note 5)	$1,101,200
Administrative fee (Note 5)	439,170
Custodian fees	19,898
Transfer agent fee	25,172
Directors'/Trustees' fees (Note 5)	3,730
Auditing fees	10,116
Legal fees	5,496
Portfolio accounting fees	86,989
Other service fees (Notes 2 and 5)	160,078
Share registration costs	37,768
Printing and postage	9,199
Miscellaneous (Note 5)	17,499
TOTAL EXPENSES	1,916,315
Waiver of investment adviser fee (Note 5)	(903,358)
Net expenses		1,012,957
Net investment income		8,083,926
Change in net assets resulting from operations		$8,083,926
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,083,926	$8,844,391
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,083,926	8,844,391
Distributions to Shareholders:
Institutional Shares	(4,630,186)	(4,698,956)
Premier Shares	(3,459,958)	(4,138,425)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,090,144)	(8,837,381)
Share Transactions:
Proceeds from sale of shares	1,290,134,563	2,446,160,623
Net asset value of shares issued to shareholders in payment of distributions declared	4,296,229	4,918,921
Cost of shares redeemed	(1,179,829,656)	(1,991,958,294)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	114,601,136	459,121,250
Change in net assets	114,594,918	459,128,260
Net Assets:
Beginning of period	1,014,855,947	555,727,687
End of period	$1,129,450,865	$1,014,855,947
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. The financial highlights of the Premier Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals, and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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16

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $903,358 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$160,078
For the six months ended April 30, 2019, the Fund's Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
18

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	551,975,902	$551,975,902	946,254,469	$946,254,469
Shares issued to shareholders in payment of distributions declared	2,085,225	2,085,225	1,994,471	1,994,471
Shares redeemed	(547,325,574)	(547,325,574)	(655,473,061)	(655,473,061)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,735,553	$6,735,553	292,775,879	$292,775,879

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	738,158,661	$738,158,661	1,499,906,154	$1,499,906,154
Shares issued to shareholders in payment of distributions declared	2,211,004	2,211,004	2,924,450	2,924,450
Shares redeemed	(632,504,082)	(632,504,082)	(1,336,485,233)	(1,336,485,233)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	107,865,583	$107,865,583	166,345,371	$166,345,371
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	114,601,136	$114,601,136	459,121,250	$459,121,250
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4. FEDERAL TAX INFORMATION
At October 31, 2018, the Fund had a capital loss carryforward of $36 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $903,358 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $704,525,000 and $332,660,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:	$1,000	$1,007.20	$1.00
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
federated institutional tax-free cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In 2015, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
Q454417 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Ticker GAMXX

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.3%
Municipal Notes	22.7%
Commercial Paper	2.7%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.3%
8-30 Days	5.7%
31-90 Days	12.6%
91-180 Days	3.4%
181 Days or more	2.7%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		Georgia—99.7%
$ 2,335,000		Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.330%, 5/2/2019	$2,335,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 2.430%, 5/2/2019	9,750,000
4,850,000		Atlanta, GA, Urban Residential Finance Authority (West End Housing Development), (Series 1995) Weekly VRDNs, (FNMA LOC), 2.450%, 5/2/2019	4,850,000
5,400,000		Bulloch County, GA Development Authority (Apogee Enterprises, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.440%, 5/2/2019	5,400,000
3,300,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 2.350%, 5/1/2019	3,300,000
4,000,000		Cobb County, GA School District, (Series 2019) TANs, 3.000%, 12/18/2019	4,033,201
9,515,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 2.430%, 5/2/2019	9,515,000
6,750,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 2.430%, 5/2/2019	6,750,000
3,425,000		Dalton-Whitfield County, GA Joint Development Authority (Hamilton Health Care System Obligated Group), CDI Net Liquidity (2018-ZM0577) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.350%, 5/2/2019	3,425,000
600,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.510%, 5/2/2019	600,000
1,000,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 2.470%, 5/1/2019	1,000,000
600,000		Fulton County, GA Development Authority (Donnellan School, Inc.), (Series 2000) Weekly VRDNs, (Bank of New York Mellon LOC), 2.400%, 5/2/2019	600,000
9,340,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 2.500%, Optional Tender 6/27/2019	9,340,000
5,750,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.320%, 5/2/2019	5,750,000
1,955,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 2.340%, 5/2/2019	1,955,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$1,245,000		Heard County, GA Development Authority (Oglethorpe Power Corp.), (Series 2009A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.150%, 5/1/2019	$1,245,000
19,865,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs, (FNMA LOC), 2.430%, 5/2/2019	19,865,000
4,350,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 2.400%, Optional Tender 6/3/2019	4,350,000
5,225,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 2.400%, Optional Tender 6/3/2019	5,225,000
4,525,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 5/16/2019	4,525,000
4,350,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 2.360%, 5/1/2019	4,350,000
3,800,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 2.340%, 5/1/2019	3,800,000
4,000,000		Municipal Electric Authority of Georgia, (Series 1985A), CP, (Barclays Bank PLC LOC), 1.700%, Mandatory Tender 5/8/2019	4,000,000
900,000		Municipal Electric Authority of Georgia, (Series 2008B) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.300%, 5/1/2019	900,000
5,060,000		Paulding County, GA, Solar Eclipse (Series 2017-0060) TOBs, (U.S. Bank, N.A. LIQ), 2.500%, Optional Tender 10/24/2019	5,060,000
2,000,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-1) Weekly VRDNs, 2.340%, 5/2/2019	2,000,000
1,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 2.450%, 5/1/2019	1,000,000
1,805,000		Savannah, GA EDA (Calvary Day School), (Series 2006) Weekly VRDNs, (SunTrust Bank LOC), 2.350%, 5/1/2019	1,805,000
2,100,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 2.340%, 5/1/2019	2,100,000
400,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (SunTrust Bank LOC), 2.340%, 5/1/2019	400,000
5,550,000		Savannah, GA Housing Authority (Bradley Pointe Apartments), (Series 2003) Weekly VRDNs, (KeyBank, N.A. LOC), 2.490%, 5/2/2019	5,550,000
1,540,000		Troup County, GA Public Finance Authority, (Series 2018), 3.000%, 5/1/2019	1,540,000
2,985,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 2.360%, 5/2/2019	2,985,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$10,350,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs, (FHLB of Atlanta LOC), 2.450%, 5/2/2019	$10,350,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	149,653,201
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	465,854
		TOTAL NET ASSETS—100%	$150,119,055
Securities that are subject to the federal alternative minimum tax (AMT) represent 50.6% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.009	0.003	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.009	0.003	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.009)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.009)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.58%	0.88%	0.35%	0.11%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.53%	0.53%	0.32%[4]	0.12%	0.13%
Net investment income	1.17%[3]	0.87%	0.35%	0.05%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.30%[3]	0.34%	0.44%	0.64%	0.79%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,119	$175,860	$156,551	$98,313	$168,721	$180,311
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$149,653,201
Cash		56,955
Income receivable		425,741
Receivable for shares sold		850,028
TOTAL ASSETS		150,985,925
Liabilities:
Payable for shares redeemed	$773,923
Payable for investment adviser fee (Note 4)	1,143
Payable for administrative fees (Note 4)	326
Payable for transfer agent fee	22,419
Payable for other service fees (Note 2)	33,292
Accrued expenses (Note 4)	35,767
TOTAL LIABILITIES		866,870
Net assets for 150,118,271 shares outstanding		$150,119,055
Net Assets Consist of:
Paid-in capital		$150,118,271
Total distributable earnings (loss)		784
TOTAL NET ASSETS		$150,119,055
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$150,119,055 ÷ 150,118,271 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$1,583,014
Expenses:
Investment adviser fee (Note 4)		$278,697
Administrative fee (Note 4)		74,120
Custodian fees		3,153
Transfer agent fee		95,410
Directors'/Trustees' fees (Note 4)		873
Auditing fees		10,116
Legal fees		5,807
Portfolio accounting fees		38,308
Other service fees (Note 2)		232,247
Share registration costs		24,309
Printing and postage		12,492
Miscellaneous (Note 4)		2,718
TOTAL EXPENSES		778,250
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(278,471)
Reimbursement of other operating expenses (Note 4)	(2,863)
TOTAL WAIVER AND REIMBURSEMENT		(281,334)
Net expenses			496,916
Net investment income			1,086,098
Net realized gain on investments			388
Change in net assets resulting from operations			$1,086,486
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,086,098	$1,732,461
Net realized gain	388	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,086,486	1,732,461
Distributions to Shareholders:	(1,086,106)	(1,748,623)
Share Transactions:
Proceeds from sale of shares	199,276,152	367,529,786
Net asset value of shares issued to shareholders in payment of distributions declared	1,080,263	1,743,686
Cost of shares redeemed	(226,097,329)	(349,948,926)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,740,914)	19,324,546
Change in net assets	(25,740,534)	19,308,384
Net Assets:
Beginning of period	175,859,589	156,551,205
End of period	$150,119,055	$175,859,589
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
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reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $281,334 is disclosed in Note 4.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2019	Year Ended 10/31/2018
Shares sold	199,276,152	367,529,786
Shares issued to shareholders in payment of distributions declared	1,080,263	1,743,686
Shares redeemed	(226,097,329)	(349,948,926)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(25,740,914)	19,324,546
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $278,471 of its fee and voluntarily reimbursed $2,863 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $121,210,000 and $123,045,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2019, 68.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 29.4% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,005.80	$2.64
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.20	$2.66
1	Expenses are equal to the Fund's annualized net expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Georgia municipal cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N328
G01478-01 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Wealth | MAWXX	Service | MMCXX	Cash Series | FMCXX

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	65.6%
Municipal Notes	22.5%
Commercial Paper	11.1%
Other Assets and Liabilities—Net[2]	0.8%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.2%
8-30 Days	16.2%
31-90 Days	9.1%
91-180 Days	6.3%
181 Days or more	1.4%
Other Assets and Liabilities—Net[2]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.2%
		Massachusetts—99.2%
$800,000		Ashland, MA, (Series B) BANs, 2.550%, 1/23/2020	$802,577
1,380,000		Athol-Royalston, MA Regional School District BANs, 2.750%, 7/3/2019	1,381,631
1,800,000		Auburn, MA Water District BANs, 2.750%, 8/7/2019	1,802,358
3,255,000		Billerica, MA, Solar Eclipse (2017-0027) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 5/9/2019	3,255,000
500,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank N.A., New York LIQ), 2.360%, 5/2/2019	500,000
1,500,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs, (Barclays Bank PLC LIQ), 2.250%, 5/1/2019	1,500,000
1,360,000		Gardner, MA BANs, 2.750%, 6/28/2019	1,361,695
5,800,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 2.340%, 5/2/2019	5,800,000
2,725,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.340%, 5/2/2019	2,725,000
3,527,000		Massachusetts Development Finance Agency, (Issue 4), CP, (FHLB of Boston LOC), 2.300%, Mandatory Tender 5/9/2019	3,527,000
2,600,000		Massachusetts HEFA (Baystate Medical Center), (Series G) Daily VRDNs, (TD Bank, N.A. LOC), 2.270%, 5/1/2019	2,600,000
700,000		Massachusetts HEFA (Harvard University), (Series Y) Weekly VRDNs, 2.310%, 5/2/2019	700,000
605,000		Massachusetts HEFA (Henry Heywood Memorial Hospital), (Series 2009C) Tranche 2 Daily VRDNs, (TD Bank, N.A. LOC), 2.240%, 5/1/2019	605,000
2,500,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.700%, Mandatory Tender 5/10/2019	2,500,000
350,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.800%, Mandatory Tender 5/3/2019	350,000
1,625,000		Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs, (Citibank N.A., New York LIQ), 2.330%, 5/2/2019	1,625,000
1,300,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank N.A., New York LIQ), 2.320%, 5/2/2019	1,300,000
450,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.330%, 5/2/2019	450,000
1,000,000		Massachusetts State Development Finance Agency (Babson College), (Series 2008A) Weekly VRDNs, (Bank of America N.A. LOC), 2.280%, 5/2/2019	1,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$575,000		Massachusetts State Development Finance Agency (Marine Biological Laboratory), (Series 2006) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.370%, 5/2/2019	$575,000
3,000,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.330%, 5/2/2019	3,000,000
5,775,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.470%, 5/1/2019	5,775,000
2,270,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007B) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.470%, 5/1/2019	2,270,000
720,000		Massachusetts State Health & Educational Facility (Amherst College), (Series 2005 J-2) Daily VRDNs, 2.220%, 5/1/2019	720,000
795,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 2.320%, 5/2/2019	795,000
2,950,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 5/2/2019	2,950,000
2,770,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.330%, 5/2/2019	2,770,000
2,500,000		Metropolitan Boston Transit Parking Corporation, Stage Trust (Series 2011-77C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 2.570%, Optional Tender 7/25/2019	2,500,000
1,805,364		Sherborn, MA BANs, 2.280%, 9/14/2019	1,806,878
		TOTAL INVESTMENT IN SECURITIES—99.2% (AT AMORTIZED COST)[2]	56,947,139
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	451,090
		TOTAL NET ASSETS—100%	$57,398,229
At April 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Period Ended 10/31/2018[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.010
Net realized gain	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.010
Less Distributions:
Distributions from net investment income	(0.007)	(0.010)
Distributions from net realized gain	—	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.007)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.68%	1.02%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.36%[4]
Net investment income	1.34%[4]	1.16%[4]
Expense waiver/reimbursement[5]	0.42%[4]	0.45%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$353	$732
1	Reflects operations for the period from November 6, 2017 (date of initial investment) to October 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.008	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.008	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.008)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.008)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.55%	0.78%	0.25%	0.07%	0.05%	0.03%
Ratios to Average Net Assets:
Net expenses	0.61%[3]	0.61%	0.61%	0.32%[4]	0.12%	0.13%
Net investment income	1.11%[3]	0.72%	0.20%	0.03%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.42%[3]	0.39%	0.37%	0.57%	0.74%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,423	$19,628	$50,886	$71,785	$115,844	$151,956
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.35%	0.37%	0.05%	0.04%	0.05%	0.03%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.02%	0.81%	0.35%[4]	0.12%	0.13%
Net investment income	0.69%[3]	0.36%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.61%[3]	0.60%	0.77%	1.14%	1.35%	1.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,622	$48,133	$42,818	$60,767	$80,123	$62,657
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$56,947,139
Cash		334,244
Income receivable		268,590
Receivable for shares sold		14,948
TOTAL ASSETS		57,564,921
Liabilities:
Payable for shares redeemed	$83,808
Income distribution payable	3,245
Payable for investment adviser fee (Note 4)	232
Payable for administrative fees (Note 4)	125
Payable for portfolio accounting fees	23,387
Payable for distribution services fee (Note 4)	13,813
Payable for other service fees (Notes 2 and 4)	11,885
Payable for share registration costs	25,202
Accrued expenses (Note 4)	4,995
TOTAL LIABILITIES		166,692
Net assets for 57,397,831 shares outstanding		$57,398,229
Net Assets Consist of:
Paid-in capital		$57,398,043
Total distributable earnings		186
TOTAL NET ASSETS		$57,398,229
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$353,437 ÷ 353,434 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$16,422,641 ÷ 16,422,527 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$40,622,151 ÷ 40,621,870 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$565,695
Expenses:
Investment adviser fee (Note 4)		$98,963
Administrative fee (Note 4)		26,390
Custodian fees		1,487
Transfer agent fee		28,279
Directors'/Trustees' fees (Note 4)		416
Auditing fees		10,116
Legal fees		6,239
Portfolio accounting fees		40,918
Distribution services fee (Note 4)		143,340
Other service fees (Notes 2 and 4)		81,530
Share registration costs		33,234
Printing and postage		10,552
Miscellaneous (Note 4)		3,256
TOTAL EXPENSES		484,720
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(98,963)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(85,905)
TOTAL WAIVERS AND REIMBURSEMENT		(184,868)
Net expenses			299,852
Net investment income			265,843
Change in net assets resulting from operations			$265,843
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$265,843	$432,100
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	265,843	432,100
Distributions to Shareholders:
Wealth Shares	(3,629)	(2,524)
Service Shares	(97,899)	(269,984)
Cash Series Shares	(164,360)	(163,423)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(265,888)	(435,931)
Share Transactions:
Proceeds from sale of shares	100,264,982	234,406,209
Net asset value of shares issued to shareholders in payment of distributions declared	243,738	290,120
Cost of shares redeemed	(111,604,057)	(259,902,401)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,095,337)	(25,206,072)
Change in net assets	(11,095,382)	(25,209,903)
Net Assets:
Beginning of period	68,493,611	93,703,514
End of period	$57,398,229	$68,493,611
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
The Fund commenced offering Wealth Shares on November 6, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $184,868 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$21,805
Cash Series Shares	59,725
TOTAL	$81,530
For the six months ended April 30, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018[1]
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	471,742	$471,742	1,311,180	$1,311,180
Shares redeemed	(850,574)	(850,574)	(578,914)	(578,914)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(378,832)	$(378,832)	732,266	$732,266
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,047,618	$13,047,618	67,415,795	$67,415,795
Shares issued to shareholders in payment of distributions declared	79,949	79,949	127,681	127,681
Shares redeemed	(16,333,169)	(16,333,169)	(98,799,007)	(98,799,007)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,205,602)	$(3,205,602)	(31,255,531)	$(31,255,531)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	86,745,622	$86,745,622	165,679,234	$165,679,234
Shares issued to shareholders in payment of distributions declared	163,789	163,789	162,439	162,439
Shares redeemed	(94,420,314)	(94,420,314)	(160,524,480)	(160,524,480)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,510,903)	$(7,510,903)	5,317,193	$5,317,193
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,095,337)	$(11,095,337)	(25,206,072)	$(25,206,072)
1	Reflects operations for the period from November 6, 2017 (date of initial investment) to October 31, 2018.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $98,963 of its fee and voluntarily reimbursed $40,514 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$143,340	$(45,391)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $60,173 fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $100 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.36%, 0.61% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date
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of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $31,510,000 and $31,710,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2019, 48.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 14.1% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,006.80	$1.79
Service Shares	$1,000	$1,005.50	$3.03
Cash Series Shares	$1,000	$1,003.50	$5.07
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.00	$1.81
Service Shares	$1,000	$1,021.80	$3.06
Cash Series Shares	$1,000	$1,019.70	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.36%
Service Shares	0.61%
Cash Series Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2018
Federated massachusetts municipal cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report
20

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
21

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Semi-Annual Shareholder Report
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report
23

fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report
24

appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
26

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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27

Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919387
CUSIP 60934N518
CUSIP 608919882
1052806 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	63.4%
Municipal Notes	22.1%
Commercial Paper	8.2%
Other Assets and Liabilities—Net[2]	6.3%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.6%
8-30 Days	6.9%
31-90 Days	14.6%
91-180 Days	2.6%
181 Days or more	9.0%
Other Assets and Liabilities—Net[2]	6.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—93.7%
		New York—93.7%
$385,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 2.500%, 5/2/2019	$385,000
4,400,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	4,400,000
3,000,000		Argyle, NY CSD BANs, 3.000%, 6/6/2019	3,002,900
4,840,000		Aurora, NY BANs, 2.375%, 4/2/2020	4,865,586
5,229,500		Batavia Town, NY BANs, 3.000%, 3/12/2020	5,273,764
3,328,183		Bath, NY CSD BANs, 2.750%, 6/21/2019	3,331,923
2,184,760		Belfast, NY CSD BANs, 2.750%, 8/1/2019	2,188,918
2,500,000		Binghamton, NY City School District RANs, 2.750%, 1/24/2020	2,512,574
2,909,000		Cold Spring, NY BANs, 2.750%, 5/10/2019	2,909,456
2,130,000		Columbia County, NY IDA (Columbia Memorial Hospital), (Series 2008A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 2.390%, 5/2/2019	2,130,000
3,100,000		Cortland, NY BANs, 2.375%, 4/10/2020	3,117,071
5,054,184		Depew, NY Union Free School District BANs, 2.000%, 8/30/2019	5,058,115
8,658,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	8,660,932
7,000,000		Gates Chili, NY CSD BANs, 2.250%, 6/27/2019	7,005,174
2,000,000		Harrisville, NY CSD BANs, 2.750%, 6/28/2019	2,002,336
2,975,000		Hastings, NY BANs, 2.750%, 7/3/2019	2,978,517
2,265,000		Herkimer County, NY CSD, (Series 2018A) BANs, 2.750%, 8/1/2019	2,269,647
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.380%, 5/2/2019	5,030,000
2,075,086		Lloyd, NY BANs, 3.000%, 2/14/2020	2,087,934
9,875,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ), 2.450%, 5/2/2019	9,875,000
3,925,000		Madison County, NY BANs, 2.125%, 4/10/2020	3,932,342
2,980,000		Manchester-Shortsville, NY CSD BANs, 2.500%, 7/30/2019	2,984,030
900,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2012G-2) Weekly VRDNs, (TD Bank, N.A. LOC), 2.400%, 5/2/2019	900,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 2.340%, 5/2/2019	18,445,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$8,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Certificates (2018-ZM0606) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.380%, 5/2/2019	$8,500,000
3,470,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.420%, 5/2/2019	3,470,000
3,160,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.420%, 5/2/2019	3,160,000
6,205,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.420%, 5/2/2019	6,205,000
2,805,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.470%, 5/2/2019	2,805,000
3,100,000		Morrisville-Eaton, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	3,104,370
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.330%, 5/2/2019	3,725,000
1,150,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 2.370%, 5/2/2019	1,150,000
5,100,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (FNMA LOC), 2.130%, 5/1/2019	5,100,000
3,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2786) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.330%, 5/2/2019	3,000,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.330%, 5/2/2019	4,000,000
3,805,000		New York City Housing Development Corp., Tender Option Bond Trust Receipts (Series 2019-XF0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	3,805,000
1,575,000		New York City, NY Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.310%, 5/1/2019	1,575,000
6,375,000		New York City, NY IDA (Convent of the Sacred Heart School of New York), (Series 2002) Monthly VRDNs, (FHLB of San Francisco LOC), 1.530%, 5/2/2019	6,375,000
665,000		New York City, NY IDA (Village Community School), (Series 2001) Weekly VRDNs, (TD Bank, N.A. LOC), 2.400%, 5/2/2019	665,000
1,300,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.350%, 5/1/2019	1,300,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$990,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.300%, 5/2/2019	$990,000
4,500,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 2.300%, 5/1/2019	4,500,000
2,600,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.310%, 5/1/2019	2,600,000
5,110,000		New York City, NY Municipal Water Finance Authority, Solar Eclipse (Series 2019-0001) TOBs, (U.S. Bank, N.A. LIQ), 1.670%, Optional Tender 7/18/2019	5,110,000
9,000,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Certificates (Series 2017-ZM0547) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.330%, 5/2/2019	9,000,000
765,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.350%, 5/1/2019	765,000
11,000,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.380%, 5/2/2019	11,000,000
3,500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.400%, 5/2/2019	3,500,000
1,195,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs, (Bank of New York Mellon LIQ), 2.390%, 5/1/2019	1,195,000
745,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs, (GTD by Landesbank Hessen-Thuringen LIQ), 2.150%, 5/1/2019	745,000
6,000,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2018-XF0643) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	6,000,000
325,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 2.380%, 5/2/2019	325,000
2,600,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.300%, 5/2/2019	2,600,000
360,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs, (MUFG Bank Ltd. LOC), 2.300%, 5/1/2019	360,000
8,730,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 2.300%, 5/1/2019	8,730,000
5,000,000		New York City, NY, RBC Municipal Products (Series E-86) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.330%, 5/2/2019	5,000,000
4,885,000		New York City, NY, Solar Eclipse (Series 2017-0057) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 7/18/2019	4,885,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$700,000		New York State Dormitory Authority (City University of New York), Consolidated Fifth General Resolution Revenue Bonds (Series 2008D) Weekly VRDNs, (TD Bank, N.A. LOC), 2.400%, 5/2/2019	$700,000
4,335,000		New York State Dormitory Authority (New York University), Solar Eclipse (Series 2017-0034) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 5/23/2019	4,335,000
4,000,000		New York State Dormitory Authority (Rockefeller University), (Series 2002A-2) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.400%, 5/2/2019	4,000,000
5,645,000		New York State Dormitory Authority (Rockefeller University), (Series 2008A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.250%, 5/2/2019	5,645,000
3,000,000		New York State Dormitory Authority (University of Rochester, NY), (Series 2006A-1) Weekly VRDNs, (Barclays Bank PLC LOC), 2.270%, 5/1/2019	3,000,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 2.330%, 5/2/2019	5,600,000
700,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 2.350%, 5/1/2019	700,000
1,000,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	1,000,000
500,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 2.360%, 5/1/2019	500,000
950,000		New York State HFA (42nd and 10th Street Associates LLC), (2008 Series A) Weekly VRDNs, (FHLMC LOC), 2.220%, 5/1/2019	950,000
900,000		New York State HFA (42nd and 10th Street Associates LLC), (Series 2010A) Weekly VRDNs, (FHLMC LOC), 2.220%, 5/1/2019	900,000
6,230,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 2.390%, 5/1/2019	6,230,000
1,400,000		New York State HFA (Dock Street Rental LLC), (Series 2013A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.300%, 5/1/2019	1,400,000
13,050,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	13,050,000
10,000,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	10,000,000
5,715,000		New York State HFA, (2010 Series A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 5/1/2019	5,715,000
5,000,000		New York State HFA, (Series F) TOBs, 1.700%, Mandatory Tender 11/1/2019	5,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,335,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.340%, 5/2/2019	$3,335,000
6,505,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-3V) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.130%, 5/1/2019	6,505,000
8,100,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.600%, Mandatory Tender 7/2/2019	8,100,000
12,622,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.800%, Mandatory Tender 6/5/2019	12,622,000
10,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.840%, Mandatory Tender 5/16/2019	10,000,000
1,150,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), (Series 2004A-3-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.310%, 5/2/2019	1,150,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 2.330%, 5/2/2019	5,500,000
3,245,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-D) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	3,245,000
6,890,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XF0634) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.320%, 5/2/2019	6,890,000
3,750,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	3,750,000
3,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2019-XM0724) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.330%, 5/2/2019	3,000,000
4,160,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 2.320%, 5/2/2019	4,160,000
3,276,000		Newark Village, NY BANs, 2.375%, 5/30/2019	3,276,000
2,450,000		Newfield, NY CSD BANs, 3.000%, 6/27/2019	2,452,822
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 2.360%, 5/2/2019	$14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 2.340%, 5/2/2019	10,000,000
4,940,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	4,940,000
7,950,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.900%, 5/1/2019	7,950,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	1,500,000
11,020,000		Port Authority of New York and New Jersey, (Series B), CP, 1.650%, Mandatory Tender 6/26/2019	11,020,000
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.330%, 5/2/2019	1,100,000
1,880,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	1,880,000
1,000,000		Rome, NY, (2018 Series B) BANs, 2.750%, 8/30/2019	1,001,586
6,000,000		Sherrill, NY City School District, (2018 Series C) BANs, 3.000%, 7/26/2019	6,011,210
1,190,000		Suffolk County, NY IDA (Guide Dog Foundation, Inc.) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.350%, 5/2/2019	1,190,000
5,700,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005B-3) Daily VRDNs, (State Street Bank and Trust Co. LOC), 2.270%, 5/1/2019	5,700,000
12,500,000		Triborough Bridge & Tunnel Authority, NY, (Series B-1) Daily VRDNs, (Bank of America N.A. LOC), 2.310%, 5/1/2019	12,500,000
4,950,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2) Daily VRDNs, (Citibank N.A., New York LOC), 2.220%, 5/1/2019	4,950,000
5,310,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.470%, 5/2/2019	5,310,000
2,290,000		Van Buren, NY BANs, 3.000%, 1/17/2020	2,301,200
3,190,000		Watertown, NY (Town of) BANs, 2.750%, 4/16/2020	3,218,546
2,500,000		Waverly, NY CSD BANs, 2.750%, 6/28/2019	2,502,732
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,538,873		Waverly, NY, (Series 2018) BANs, 2.750%, 12/19/2019	$4,542,265
		TOTAL INVESTMENT IN SECURITIES—93.7% (AT AMORTIZED COST)[2]	475,418,950
		OTHER ASSETS AND LIABILITIES - NET—6.3%[3]	32,232,633
		TOTAL NET ASSETS—100%	$507,651,583
At April 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
8

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.011	0.006	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.011	0.006	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.011)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.011)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.69%	1.08%	0.56%	0.16%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.32%	0.32%	0.22%[4]	0.12%	0.13%
Net investment income	1.39%[3]	1.10%	0.58%	0.10%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.18%[3]	0.25%	0.34%	0.40%	0.48%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$279,695	$211,511	$111,061	$70,496	$215,975	$260,579
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.009	0.003	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.009	0.003	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.009)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.009)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.58%	0.86%	0.34%	0.06%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.54%[3]	0.54%	0.54%	0.30%[4]	0.12%	0.13%
Net investment income	1.17%[3]	0.82%	0.35%	0.02%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.46%[3]	0.55%	0.62%	0.79%	0.96%	0.92%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,018	$28,662	$64,510	$35,692	$194,225	$183,805
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.30% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.006	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.006	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.47%	0.63%	0.13%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.77%[3]	0.77%	0.76%	0.29%[4]	0.12%	0.13%
Net investment income	0.94%[3]	0.62%	0.13%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.23%[3]	0.32%	0.41%	0.81%	0.98%	0.95%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,880	$9,535	$10,982	$8,457	$65,870	$103,961
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.29% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.34%	0.38%	0.01%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.02%	0.86%	0.36%[4]	0.12%	0.13%
Net investment income	0.69%[3]	0.33%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.33%[3]	0.42%	0.65%	1.11%	1.33%	1.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,059	$35,414	$141,388	$172,288	$285,077	$314,108
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$475,418,950
Cash		330,784
Income receivable		2,090,861
Receivable for shares sold		30,004,828
TOTAL ASSETS		507,845,423
Liabilities:
Payable for shares redeemed	$27,566
Income distribution payable	25,485
Payable for investment adviser fee (Note 4)	1,919
Payable for administrative fees (Note 4)	1,039
Payable for transfer agent fee	18,090
Payable for portfolio accounting fees	33,351
Payable for distribution services fee (Note 4)	21,015
Payable for other service fees (Note 4)	47,090
Payable for share registration costs	15,252
Accrued expenses (Note 4)	3,033
TOTAL LIABILITIES		193,840
Net assets for 507,607,651 shares outstanding		$507,651,583
Net Assets Consist of:
Paid-in capital		$507,607,651
Total distributable earnings (loss)		43,932
TOTAL NET ASSETS		$507,651,583
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$279,694,752 ÷ 279,670,792 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$183,018,226 ÷ 183,002,193 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$9,880,038 ÷ 9,879,189 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$35,058,567 ÷ 35,055,477 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$3,840,152
Expenses:
Investment adviser fee (Note 4)		$672,037
Administrative fee (Note 4)		178,791
Custodian fees		8,039
Transfer agent fee		127,966
Directors'/Trustees' fees (Note 4)		1,446
Auditing fees		10,960
Legal fees		6,644
Portfolio accounting fees		67,106
Distribution services fee (Note 4)		336,161
Other service fees (Notes 2 and 4)		270,898
Share registration costs		37,411
Printing and postage		11,146
Miscellaneous (Note 4)		3,855
TOTAL EXPENSES		1,732,460
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(397,583)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(266,577)
TOTAL WAIVERS AND REIMBURSEMENT		(664,160)
Net expenses			1,068,300
Net investment income			2,771,852
Net realized gain on investments			40,695
Change in net assets resulting from operations			$2,812,547
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,771,852	$2,409,618
Net realized gain	40,695	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,812,547	2,409,618
Distributions to Shareholders:
Wealth Shares	(1,607,447)	(1,739,804)
Service Shares	(984,577)	(409,245)
Cash II Shares	(52,114)	(68,743)
Cash Series Shares	(127,619)	(190,481)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,771,757)	(2,408,273)
Share Transactions:
Proceeds from sale of shares	559,866,428	590,949,152
Net asset value of shares issued to shareholders in payment of distributions declared	2,582,945	2,227,719
Cost of shares redeemed	(339,960,512)	(635,997,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	222,488,861	(42,820,573)
Change in net assets	222,529,651	(42,819,228)
Net Assets:
Beginning of period	285,121,932	327,941,160
End of period	$507,651,583	$285,121,932
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $664,160 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$210,641	$(58,810)
Cash II Shares	13,816	—
Cash Series Shares	46,441	—
TOTAL	$270,898	$(58,810)
For the six months ended April 30, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	253,439,171	$253,439,171	338,736,312	$338,736,312
Shares issued to shareholders in payment of distributions declared	1,474,785	1,474,785	1,696,840	1,696,840
Shares redeemed	(186,751,539)	(186,751,539)	(239,985,503)	(239,985,503)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	68,162,417	$68,162,417	100,447,649	$100,447,649
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	278,957,112	$278,957,112	108,636,153	$108,636,153
Shares issued to shareholders in payment of distributions declared	931,473	931,473	280,484	280,484
Shares redeemed	(125,548,305)	(125,548,305)	(144,764,861)	(144,764,861)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	154,340,280	$154,340,280	(35,848,224)	$(35,848,224)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	8,057,276	$8,057,276	18,428,713	$18,428,713
Shares issued to shareholders in payment of distributions declared	50,919	50,919	68,484	68,484
Shares redeemed	(7,763,783)	(7,763,783)	(19,944,089)	(19,944,089)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	344,412	$344,412	(1,446,892)	$(1,446,892)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	19,412,869	$19,412,869	125,147,974	$125,147,974
Shares issued to shareholders in payment of distributions declared	125,768	125,768	181,911	181,911
Shares redeemed	(19,896,885)	(19,896,885)	(231,302,991)	(231,302,991)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(358,248)	$(358,248)	(105,973,106)	$(105,973,106)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	222,488,861	$222,488,861	(42,820,573)	$(42,820,573)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Adviser voluntarily waived $397,583 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$210,877	$(177,138)
Cash II Shares	13,826	(2,765)
Cash Series Shares	111,458	(27,864)
TOTAL	$336,161	$(207,767)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $47,447 fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $915 and reimbursed $58,810 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $219,595,000 and $136,775,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2019, 33.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 6.2% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,006.90	$1.59
Service Shares	$1,000	$1,005.80	$2.69
Cash II Shares	$1,000	$1,004.70	$3.83
Cash Series Shares	$1,000	$1,003.40	$5.07
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.20	$1.61
Service Shares	$1,000	$1,022.10	$2.71
Cash II Shares	$1,000	$1,021.00	$3.86
Cash Series Shares	$1,000	$1,019.70	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.32%
Service Shares	0.54%
Cash II Shares	0.77%
Cash Series Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2018
Federated new york municipal cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees
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paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
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in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
30

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
32

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
8060106 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Wealth | NISXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	63.4%
Municipal Notes	22.1%
Commercial Paper	8.2%
Other Assets and Liabilities—Net[2]	6.3%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.6%
8-30 Days	6.9%
31-90 Days	14.6%
91-180 Days	2.6%
181 Days or more	9.0%
Other Assets and Liabilities—Net[2]	6.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—93.7%
		New York—93.7%
$385,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 2.500%, 5/2/2019	$385,000
4,400,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	4,400,000
3,000,000		Argyle, NY CSD BANs, 3.000%, 6/6/2019	3,002,900
4,840,000		Aurora, NY BANs, 2.375%, 4/2/2020	4,865,586
5,229,500		Batavia Town, NY BANs, 3.000%, 3/12/2020	5,273,764
3,328,183		Bath, NY CSD BANs, 2.750%, 6/21/2019	3,331,923
2,184,760		Belfast, NY CSD BANs, 2.750%, 8/1/2019	2,188,918
2,500,000		Binghamton, NY City School District RANs, 2.750%, 1/24/2020	2,512,574
2,909,000		Cold Spring, NY BANs, 2.750%, 5/10/2019	2,909,456
2,130,000		Columbia County, NY IDA (Columbia Memorial Hospital), (Series 2008A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 2.390%, 5/2/2019	2,130,000
3,100,000		Cortland, NY BANs, 2.375%, 4/10/2020	3,117,071
5,054,184		Depew, NY Union Free School District BANs, 2.000%, 8/30/2019	5,058,115
8,658,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	8,660,932
7,000,000		Gates Chili, NY CSD BANs, 2.250%, 6/27/2019	7,005,174
2,000,000		Harrisville, NY CSD BANs, 2.750%, 6/28/2019	2,002,336
2,975,000		Hastings, NY BANs, 2.750%, 7/3/2019	2,978,517
2,265,000		Herkimer County, NY CSD, (Series 2018A) BANs, 2.750%, 8/1/2019	2,269,647
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.380%, 5/2/2019	5,030,000
2,075,086		Lloyd, NY BANs, 3.000%, 2/14/2020	2,087,934
9,875,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ), 2.450%, 5/2/2019	9,875,000
3,925,000		Madison County, NY BANs, 2.125%, 4/10/2020	3,932,342
2,980,000		Manchester-Shortsville, NY CSD BANs, 2.500%, 7/30/2019	2,984,030
900,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2012G-2) Weekly VRDNs, (TD Bank, N.A. LOC), 2.400%, 5/2/2019	900,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 2.340%, 5/2/2019	18,445,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$8,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Certificates (2018-ZM0606) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.380%, 5/2/2019	$8,500,000
3,470,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.420%, 5/2/2019	3,470,000
3,160,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.420%, 5/2/2019	3,160,000
6,205,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.420%, 5/2/2019	6,205,000
2,805,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.470%, 5/2/2019	2,805,000
3,100,000		Morrisville-Eaton, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	3,104,370
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.330%, 5/2/2019	3,725,000
1,150,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 2.370%, 5/2/2019	1,150,000
5,100,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (FNMA LOC), 2.130%, 5/1/2019	5,100,000
3,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2786) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.330%, 5/2/2019	3,000,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.330%, 5/2/2019	4,000,000
3,805,000		New York City Housing Development Corp., Tender Option Bond Trust Receipts (Series 2019-XF0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	3,805,000
1,575,000		New York City, NY Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.310%, 5/1/2019	1,575,000
6,375,000		New York City, NY IDA (Convent of the Sacred Heart School of New York), (Series 2002) Monthly VRDNs, (FHLB of San Francisco LOC), 1.530%, 5/2/2019	6,375,000
665,000		New York City, NY IDA (Village Community School), (Series 2001) Weekly VRDNs, (TD Bank, N.A. LOC), 2.400%, 5/2/2019	665,000
1,300,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.350%, 5/1/2019	1,300,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$990,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.300%, 5/2/2019	$990,000
4,500,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 2.300%, 5/1/2019	4,500,000
2,600,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.310%, 5/1/2019	2,600,000
5,110,000		New York City, NY Municipal Water Finance Authority, Solar Eclipse (Series 2019-0001) TOBs, (U.S. Bank, N.A. LIQ), 1.670%, Optional Tender 7/18/2019	5,110,000
9,000,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Certificates (Series 2017-ZM0547) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.330%, 5/2/2019	9,000,000
765,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.350%, 5/1/2019	765,000
11,000,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.380%, 5/2/2019	11,000,000
3,500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.400%, 5/2/2019	3,500,000
1,195,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs, (Bank of New York Mellon LIQ), 2.390%, 5/1/2019	1,195,000
745,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs, (GTD by Landesbank Hessen-Thuringen LIQ), 2.150%, 5/1/2019	745,000
6,000,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2018-XF0643) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	6,000,000
325,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 2.380%, 5/2/2019	325,000
2,600,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.300%, 5/2/2019	2,600,000
360,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs, (MUFG Bank Ltd. LOC), 2.300%, 5/1/2019	360,000
8,730,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 2.300%, 5/1/2019	8,730,000
5,000,000		New York City, NY, RBC Municipal Products (Series E-86) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.330%, 5/2/2019	5,000,000
4,885,000		New York City, NY, Solar Eclipse (Series 2017-0057) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 7/18/2019	4,885,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$700,000		New York State Dormitory Authority (City University of New York), Consolidated Fifth General Resolution Revenue Bonds (Series 2008D) Weekly VRDNs, (TD Bank, N.A. LOC), 2.400%, 5/2/2019	$700,000
4,335,000		New York State Dormitory Authority (New York University), Solar Eclipse (Series 2017-0034) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 5/23/2019	4,335,000
4,000,000		New York State Dormitory Authority (Rockefeller University), (Series 2002A-2) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.400%, 5/2/2019	4,000,000
5,645,000		New York State Dormitory Authority (Rockefeller University), (Series 2008A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.250%, 5/2/2019	5,645,000
3,000,000		New York State Dormitory Authority (University of Rochester, NY), (Series 2006A-1) Weekly VRDNs, (Barclays Bank PLC LOC), 2.270%, 5/1/2019	3,000,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 2.330%, 5/2/2019	5,600,000
700,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 2.350%, 5/1/2019	700,000
1,000,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	1,000,000
500,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 2.360%, 5/1/2019	500,000
950,000		New York State HFA (42nd and 10th Street Associates LLC), (2008 Series A) Weekly VRDNs, (FHLMC LOC), 2.220%, 5/1/2019	950,000
900,000		New York State HFA (42nd and 10th Street Associates LLC), (Series 2010A) Weekly VRDNs, (FHLMC LOC), 2.220%, 5/1/2019	900,000
6,230,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 2.390%, 5/1/2019	6,230,000
1,400,000		New York State HFA (Dock Street Rental LLC), (Series 2013A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.300%, 5/1/2019	1,400,000
13,050,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	13,050,000
10,000,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.310%, 5/1/2019	10,000,000
5,715,000		New York State HFA, (2010 Series A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 5/1/2019	5,715,000
5,000,000		New York State HFA, (Series F) TOBs, 1.700%, Mandatory Tender 11/1/2019	5,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,335,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.340%, 5/2/2019	$3,335,000
6,505,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-3V) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.130%, 5/1/2019	6,505,000
8,100,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.600%, Mandatory Tender 7/2/2019	8,100,000
12,622,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.800%, Mandatory Tender 6/5/2019	12,622,000
10,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.840%, Mandatory Tender 5/16/2019	10,000,000
1,150,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), (Series 2004A-3-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.310%, 5/2/2019	1,150,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 2.330%, 5/2/2019	5,500,000
3,245,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-D) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	3,245,000
6,890,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XF0634) Weekly VRDNs, (Toronto Dominion Bank LIQ), 2.320%, 5/2/2019	6,890,000
3,750,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	3,750,000
3,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2019-XM0724) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.330%, 5/2/2019	3,000,000
4,160,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 2.320%, 5/2/2019	4,160,000
3,276,000		Newark Village, NY BANs, 2.375%, 5/30/2019	3,276,000
2,450,000		Newfield, NY CSD BANs, 3.000%, 6/27/2019	2,452,822
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 2.360%, 5/2/2019	$14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 2.340%, 5/2/2019	10,000,000
4,940,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	4,940,000
7,950,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.900%, 5/1/2019	7,950,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	1,500,000
11,020,000		Port Authority of New York and New Jersey, (Series B), CP, 1.650%, Mandatory Tender 6/26/2019	11,020,000
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.330%, 5/2/2019	1,100,000
1,880,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	1,880,000
1,000,000		Rome, NY, (2018 Series B) BANs, 2.750%, 8/30/2019	1,001,586
6,000,000		Sherrill, NY City School District, (2018 Series C) BANs, 3.000%, 7/26/2019	6,011,210
1,190,000		Suffolk County, NY IDA (Guide Dog Foundation, Inc.) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.350%, 5/2/2019	1,190,000
5,700,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005B-3) Daily VRDNs, (State Street Bank and Trust Co. LOC), 2.270%, 5/1/2019	5,700,000
12,500,000		Triborough Bridge & Tunnel Authority, NY, (Series B-1) Daily VRDNs, (Bank of America N.A. LOC), 2.310%, 5/1/2019	12,500,000
4,950,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2) Daily VRDNs, (Citibank N.A., New York LOC), 2.220%, 5/1/2019	4,950,000
5,310,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.470%, 5/2/2019	5,310,000
2,290,000		Van Buren, NY BANs, 3.000%, 1/17/2020	2,301,200
3,190,000		Watertown, NY (Town of) BANs, 2.750%, 4/16/2020	3,218,546
2,500,000		Waverly, NY CSD BANs, 2.750%, 6/28/2019	2,502,732
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,538,873		Waverly, NY, (Series 2018) BANs, 2.750%, 12/19/2019	$4,542,265
		TOTAL INVESTMENT IN SECURITIES—93.7% (AT AMORTIZED COST)[2]	475,418,950
		OTHER ASSETS AND LIABILITIES - NET—6.3%[3]	32,232,633
		TOTAL NET ASSETS—100%	$507,651,583
At April 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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8

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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9

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.011	0.006	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.011	0.006	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.011)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.011)	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.69%	1.08%	0.56%	0.16%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.32%	0.32%	0.22%[4]	0.12%	0.13%
Net investment income	1.39%[3]	1.10%	0.58%	0.10%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.18%[3]	0.25%	0.34%	0.40%	0.48%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$279,695	$211,511	$111,061	$70,496	$215,975	$260,579
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$475,418,950
Cash		330,784
Income receivable		2,090,861
Receivable for shares sold		30,004,828
TOTAL ASSETS		507,845,423
Liabilities:
Payable for shares redeemed	$27,566
Income distribution payable	25,485
Payable for investment adviser fee (Note 4)	1,919
Payable for administrative fees (Note 4)	1,039
Payable for transfer agent fee	18,090
Payable for portfolio accounting fees	33,351
Payable for distribution services fee (Note 4)	21,015
Payable for other service fees (Note 4)	47,090
Payable for share registration costs	15,252
Accrued expenses (Note 4)	3,033
TOTAL LIABILITIES		193,840
Net assets for 507,607,651 shares outstanding		$507,651,583
Net Assets Consist of:
Paid-in capital		$507,607,651
Total distributable earnings (loss)		43,932
TOTAL NET ASSETS		$507,651,583
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$279,694,752 ÷ 279,670,792 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$183,018,226 ÷ 183,002,193 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$9,880,038 ÷ 9,879,189 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$35,058,567 ÷ 35,055,477 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$3,840,152
Expenses:
Investment adviser fee (Note 4)		$672,037
Administrative fee (Note 4)		178,791
Custodian fees		8,039
Transfer agent fee		127,966
Directors'/Trustees' fees (Note 4)		1,446
Auditing fees		10,960
Legal fees		6,644
Portfolio accounting fees		67,106
Distribution services fee (Note 4)		336,161
Other service fees (Notes 2 and 4)		270,898
Share registration costs		37,411
Printing and postage		11,146
Miscellaneous (Note 4)		3,855
TOTAL EXPENSES		1,732,460
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(397,583)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(266,577)
TOTAL WAIVERS AND REIMBURSEMENT		(664,160)
Net expenses			1,068,300
Net investment income			2,771,852
Net realized gain on investments			40,695
Change in net assets resulting from operations			$2,812,547
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,771,852	$2,409,618
Net realized gain	40,695	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,812,547	2,409,618
Distributions to Shareholders:
Wealth Shares	(1,607,447)	(1,739,804)
Service Shares	(984,577)	(409,245)
Cash II Shares	(52,114)	(68,743)
Cash Series Shares	(127,619)	(190,481)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,771,757)	(2,408,273)
Share Transactions:
Proceeds from sale of shares	559,866,428	590,949,152
Net asset value of shares issued to shareholders in payment of distributions declared	2,582,945	2,227,719
Cost of shares redeemed	(339,960,512)	(635,997,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	222,488,861	(42,820,573)
Change in net assets	222,529,651	(42,819,228)
Net Assets:
Beginning of period	285,121,932	327,941,160
End of period	$507,651,583	$285,121,932
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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14

the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $664,160 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$210,641	$(58,810)
Cash II Shares	13,816	—
Cash Series Shares	46,441	—
TOTAL	$270,898	$(58,810)
For the six months ended April 30, 2019, the Fund's Wealth Shares did not incur other service fees.
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15

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	253,439,171	$253,439,171	338,736,312	$338,736,312
Shares issued to shareholders in payment of distributions declared	1,474,785	1,474,785	1,696,840	1,696,840
Shares redeemed	(186,751,539)	(186,751,539)	(239,985,503)	(239,985,503)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	68,162,417	$68,162,417	100,447,649	$100,447,649

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	278,957,112	$278,957,112	108,636,153	$108,636,153
Shares issued to shareholders in payment of distributions declared	931,473	931,473	280,484	280,484
Shares redeemed	(125,548,305)	(125,548,305)	(144,764,861)	(144,764,861)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	154,340,280	$154,340,280	(35,848,224)	$(35,848,224)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	8,057,276	$8,057,276	18,428,713	$18,428,713
Shares issued to shareholders in payment of distributions declared	50,919	50,919	68,484	68,484
Shares redeemed	(7,763,783)	(7,763,783)	(19,944,089)	(19,944,089)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	344,412	$344,412	(1,446,892)	$(1,446,892)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	19,412,869	$19,412,869	125,147,974	$125,147,974
Shares issued to shareholders in payment of distributions declared	125,768	125,768	181,911	181,911
Shares redeemed	(19,896,885)	(19,896,885)	(231,302,991)	(231,302,991)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(358,248)	$(358,248)	(105,973,106)	$(105,973,106)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	222,488,861	$222,488,861	(42,820,573)	$(42,820,573)
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17

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Adviser voluntarily waived $397,583 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$210,877	$(177,138)
Cash II Shares	13,826	(2,765)
Cash Series Shares	111,458	(27,864)
TOTAL	$336,161	$(207,767)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $47,447 fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $915 and reimbursed $58,810 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $219,595,000 and $136,775,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2019, 33.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 6.2% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,006.90	$1.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.20	$1.61
1	Expenses are equal to the Fund's annualized net expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated new york municipal cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
35088 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Wealth | PAMXX	Service | FPAXX	Cash Series | PACXX

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	84.1%
Municipal Notes	9.9%
Commercial Paper	5.0%
Other Assets and Liabilities—Net[2]	1.0%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.0%
8-30 Days	0.9%
31-90 Days	21.2%
91-180 Days	0.9%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.0%
		Pennsylvania—99.0%
$4,000,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 2.400%, 5/2/2019	$4,000,000
6,210,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.360%, 5/2/2019	6,210,000
40,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 2.320%, 5/2/2019	40,000
1,695,000		Berks County, PA IDA (Fleetwood Industries Business Trust), (Series of 2005) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.400%, 5/2/2019	1,695,000
4,995,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.450%, 5/2/2019	4,995,000
2,710,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/2/2019	2,710,000
750,000		Commonwealth of Pennsylvania, (Second Series of 2016), 5.000%, 9/15/2019	759,397
2,655,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 2.640%, 5/2/2019	2,655,000
1,425,000		Lancaster, PA IDA (John F. Martin & Sons, Inc.), (Series A of 2007) Weekly VRDNs, (Fulton Bank, N.A. LOC), 2.650%, 5/2/2019	1,425,000
910,000		Lehigh County, PA General Purpose Authority (Phoebe-DeVitt Homes Obligated Group), (Series B of 1998) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.480%, 5/2/2019	910,000
5,500,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.450%, 5/2/2019	5,500,000
3,500,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thüringen LOC), 2.380%, 5/2/2019	3,500,000
1,630,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.450%, 5/1/2019	1,630,000
230,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.500%, 5/1/2019	230,000
1,665,000		Pennsylvania Economic Development Financing Authority (UPMC Health System), Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.400%, 5/2/2019	1,665,000
1,670,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (GTD by FHLMC), 2.340%, 5/2/2019	1,670,000
2,830,000		Pennsylvania HFA, (Series 2006-93B) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.320%, 5/1/2019	2,830,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$4,000,000		Pennsylvania Infrastructure Investment Authority, (Series 2019A) CPXs, 1.650%, Mandatory Tender 5/6/2019	$4,000,000
4,750,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 2.470%, 5/2/2019	4,750,000
5,000,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.500%, Optional Tender 6/3/2019	5,000,000
1,500,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.730%, Mandatory Tender 6/1/2019	1,500,000
3,570,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.370%, 5/2/2019	3,570,000
2,845,000		Philadelphia, PA Authority for Industrial Development (Philadelphia College of Osteopathic Medicine), (Series 2018-ZF0693) Weekly VRDNs, (Bank of America N.A. LIQ), 2.310%, 5/2/2019	2,845,000
2,000,000		Philadelphia, PA Water & Wastewater System, (Series 2018-XF0719) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.330%, 5/2/2019	2,000,000
2,615,000		Southcentral PA, General Authority (Hanover Lutheran Retirement Village, Inc.), (Series 2005) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/3/2019	2,615,000
4,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 2.420%, 5/2/2019	4,000,000
705,000		Union City, PA Area School District, (Build America Mutual Assurance INS), 5.000%, 5/15/2019	705,829
4,000,000		Washington County, PA Hospital Authority (Monongahela Valley Hospital), (Series 2018C) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.360%, 5/2/2019	4,000,000
2,000,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.370%, 5/2/2019	2,000,000
100,000		York County, PA IDA (UL Holdings), (Series A of 2000) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.500%, 5/3/2019	100,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (AT AMORTIZED COST)[2]	79,510,226
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	782,637
		TOTAL NET ASSETS—100%	$80,292,863
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.2% of the portfolio as calculated based upon total market value.
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1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
CPX	—Extendible Commercial Paper
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights—Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.010	0.004	0.001	0.000[1]	0.000[1]
Net realized gain	—	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.010	0.004	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.009)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.001)	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.010)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.62%	0.99%	0.38%	0.13%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.47%[3]	0.47%	0.47%	0.31%[4]	0.13%	0.12%
Net investment income	1.23%[3]	0.92%	0.41%	0.06%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.19%[3]	0.24%	0.30%	0.34%	0.49%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,897	$29,650	$28,371	$10,015	$44,264	$61,114
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights—Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.008	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.008	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.001)	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.008)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.52%	0.78%	0.18%	0.09%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.67%[3]	0.67%	0.67%	0.31%[4]	0.13%	0.12%
Net investment income	1.03%[3]	0.71%	0.14%	0.02%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.24%[3]	0.29%	0.35%	0.59%	0.74%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,478	$15,589	$12,442	$30,951	$103,462	$120,457
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights—Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.001)	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.32%	0.40%	0.01%	0.06%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	1.06%[3]	1.05%	0.84%	0.36%[4]	0.13%	0.12%
Net investment income	0.63%[3]	0.32%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.25%[3]	0.31%	0.58%	0.94%	1.14%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,918	$37,606	$45,288	$51,604	$83,856	$90,441
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$79,510,226
Cash		635,839
Income receivable		269,317
Receivable for shares sold		3,025
TOTAL ASSETS		80,418,407
Liabilities:
Income distribution payable	$54,716
Payable for investment adviser fee (Note 4)	222
Payable for administrative fees (Note 4)	175
Payable for portfolio accounting fees	23,232
Payable for distribution services fee (Note 4)	7,770
Payable for other service fees (Notes 2 and 4)	9,347
Payable for share registration costs	26,494
Accrued expenses (Note 4)	3,588
TOTAL LIABILITIES		125,544
Net assets for 80,292,206 shares outstanding		$80,292,863
Net Assets Consist of:
Paid-in capital		$80,292,143
Total distributable earnings (loss)		720
TOTAL NET ASSETS		$80,292,863
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$37,897,228 ÷ 37,896,918 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$15,477,751 ÷ 15,477,625 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$26,917,884 ÷ 26,917,663 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$799,727
Expenses:
Investment adviser fee (Note 4)		$140,887
Administrative fee (Note 4)		37,515
Custodian fees		2,164
Transfer agent fee		23,201
Directors'/Trustees' fees (Note 4)		513
Auditing fees		10,116
Legal fees		5,736
Portfolio accounting fees		41,128
Distribution services fee (Note 4)		75,038
Other service fees (Notes 2 and 4)		67,802
Share registration costs		35,889
Printing and postage		10,898
Miscellaneous (Note 4)		3,174
TOTAL EXPENSES		454,061
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(88,197)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(15,085)
TOTAL WAIVERS AND REIMBURSEMENT		(103,282)
Net expenses			350,779
Net investment income			448,948
Change in net assets resulting from operations			$448,948
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$448,948	$538,608
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	448,948	538,608
Distributions to Shareholders:
Wealth Shares	(241,780)	(317,831)
Service Shares	(88,136)	(118,576)
Cash Series Shares	(119,013)	(168,576)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(448,929)	(604,983)
Share Transactions:
Proceeds from sale of shares	163,739,568	268,322,823
Net asset value of shares issued to shareholders in payment of distributions declared	166,365	250,544
Cost of shares redeemed	(166,457,984)	(271,763,638)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,552,051)	(3,190,271)
Change in net assets	(2,552,032)	(3,256,646)
Net Assets:
Beginning of period	82,844,895	86,101,541
End of period	$80,292,863	$82,844,895
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
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relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $103,282 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$21,165	$(4,091)
Cash Series Shares	46,637	—
TOTAL	$67,802	$(4,091)
For the six months ended April 30, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	57,772,089	$57,772,089	96,518,559	$96,518,559
Shares issued to shareholders in payment of distributions declared	7,347	7,347	13,394	13,394
Shares redeemed	(49,532,021)	(49,532,021)	(95,231,575)	(95,231,575)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	8,247,415	$8,247,415	1,300,378	$1,300,378
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	33,633,081	$33,633,081	42,504,679	$42,504,679
Shares issued to shareholders in payment of distributions declared	41,700	41,700	69,379	69,379
Shares redeemed	(33,786,440)	(33,786,440)	(39,417,084)	(39,417,084)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(111,659)	$(111,659)	3,156,974	$3,156,974

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	72,334,398	$72,334,398	129,299,585	$129,299,585
Shares issued to shareholders in payment of distributions declared	117,318	117,318	167,771	167,771
Shares redeemed	(83,139,523)	(83,139,523)	(137,114,979)	(137,114,979)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(10,687,807)	$(10,687,807)	(7,647,623)	$(7,647,623)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,552,051)	$(2,552,051)	(3,190,271)	$(3,190,271)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Adviser voluntarily waived $88,197 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$75,038	$(10,994)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $47,967 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $8,771 and reimbursed $4,091 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.47%, 0.67% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $65,910,000 and $82,145,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2019, 82.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 14.0% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,006.20	$2.34
Service Shares	$1,000	$1,005.20	$3.33
Cash Series Shares	$1,000	$1,003.20	$5.26
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.50	$2.36
Service Shares	$1,000	$1,021.50	$3.36
Cash Series Shares	$1,000	$1,019.50	$5.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.47%
Service Shares	0.67%
Cash Series Shares	1.06%
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18

Evaluation and Approval of Advisory Contract–May 2018
Federated pennsylvania municipal cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report
20

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Semi-Annual Shareholder Report
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report
23

In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
24

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
26

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
27

Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
0052405 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Service | VACXX	Cash Series | VCSXX

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	72.2%
Municipal Notes	25.1%
Commercial Paper	2.1%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
At April 30, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.2%
8-30 Days	3.3%
31-90 Days	17.1%
91-180 Days	5.6%
181 Days or more	1.2%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.4%
		Virginia—94.6%
$4,790,000		Alexandria, VA, Solar Eclipse (2017-0044) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 7/11/2019	$4,790,000
8,700,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.400%, 5/1/2019	8,700,000
225,000		Arlington County, VA IDA (National Science Teachers Association), (Series 2000A) Weekly VRDNs, (SunTrust Bank LOC), 2.350%, 5/1/2019	225,000
16,650,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs, (FHLMC LOC), 2.400%, 5/2/2019	16,650,000
295,000		Bedford County, VA IDA (David R. Snowman and Carol J. Snowman), (Series 1999) Weekly VRDNs, (SunTrust Bank LOC), 2.390%, 5/1/2019	295,000
8,500,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 2.450%, 5/2/2019	8,500,000
8,000,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 2.490%, 5/2/2019	8,000,000
7,500,000		Chesapeake Bay Bridge & Tunnel District, VA, Tender Option Bond Trust Certificates (2017-ZM0511) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 2.550%, 5/2/2019	7,500,000
2,210,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (SunTrust Bank LOC), 2.390%, 5/2/2019	2,210,000
12,860,000		Fairfax County, VA EDA (Mount Vernon Ladies' Association of the Union), (Series 2007) Weekly VRDNs, (SunTrust Bank LOC), 2.320%, 5/1/2019	12,860,000
3,690,000		Fairfax County, VA EDA (Young Men's Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 5/3/2019	3,690,000
3,670,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.330%, 5/2/2019	3,670,000
4,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.300%, 5/2/2019	4,865,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority (Richfield Place Associates LP), (Series 2001A: Huntington Village Apartments) Weekly VRDNs, (FNMA LOC), 2.450%, 5/2/2019	7,500,000
6,300,000		Harrisonburg, VA Redevelopment & Housing Authority (Woodman West Preservation, LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 2.360%, 5/2/2019	6,300,000
845,000		Henrico County, VA EDA (JAS-LCS LLC), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.500%, 5/2/2019	845,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$11,040,000		King George County IDA, VA (Garnet of Virginia, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.410%, 5/2/2019	$11,040,000
2,000,000		Loudoun County, VA EDA (Stone Springs VA LLC), (Series 2017) TOBs, (GTD by United States Treasury), 1.840%, Mandatory Tender 12/1/2019	2,000,000
255,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 2.410%, 5/1/2019	255,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 2.410%, 5/1/2019	1,500,000
1,830,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003D) Weekly VRDNs, 2.410%, 5/1/2019	1,830,000
1,550,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 2.470%, 5/1/2019	1,550,000
5,215,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 7/11/2019	5,215,000
2,520,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Series 2017-XG0147 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.340%, 5/2/2019	2,520,000
6,815,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs, (Bank of America N.A. LOC), 2.360%, 5/2/2019	6,815,000
1,800,000		Norfolk, VA, (Series 2007) Weekly VRDNs, (Bank of America N.A. LIQ), 2.300%, 5/1/2019	1,800,000
5,840,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 2.500%, Optional Tender 6/6/2019	5,840,000
4,600,000		Suffolk, VA, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 7/25/2019	4,600,000
3,565,000		University of Virginia (The Rectors and Visitors of), (Series A), CP, 1.600%, Mandatory Tender 5/16/2019	3,565,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) TOBs, (U.S. Bank, N.A. LIQ), 2.430%, Optional Tender 5/30/2019	2,000,000
1,900,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.330%, 5/2/2019	1,900,000
6,640,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.500%, Optional Tender 8/1/2019	6,640,000
2,715,000		Virginia State Public School Authority (Virginia State), (1997 Resolution Series B), 5.000%, 8/1/2019	2,735,989
		TOTAL	158,405,989
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		District of Columbia—4.8%
$8,120,000		Metropolitan Washington, DC Airports Authority, Stage Trust (Series 2011-107C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 2.640%, Optional Tender 7/25/2019	$8,120,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)[2]	166,525,989
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	931,900
		TOTAL NET ASSETS—100%	$167,457,889
Securities that are subject to the federal alternative minimum tax (AMT) represent 46.9% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.007	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.001	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.007	0.003	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.007)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.53%	0.75%	0.25%	0.06%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.66%[3]	0.66%	0.66%	0.33%[4]	0.09%	0.10%
Net investment income	1.05%[3]	0.73%	0.17%	0.03%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.18%[3]	0.23%	0.29%	0.57%	0.79%	0.77%
Supplemental Data:
Net assets, end of period (000 omitted)	$113,997	$110,541	$108,573	$118,843	$165,877	$204,803
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.33% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.001	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.33%	0.36%	0.09%	0.03%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	1.05%[3]	1.05%	0.81%	0.35%[4]	0.09%	0.10%
Net investment income	0.66%[3]	0.33%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.39%[3]	0.45%	0.73%	1.15%	1.39%	1.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,461	$61,479	$87,565	$96,705	$109,464	$145,799
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$166,525,989
Cash		632,273
Income receivable		536,836
Receivable for shares sold		156,475
TOTAL ASSETS		167,851,573
Liabilities:
Payable for shares redeemed	$281,860
Income distribution payable	247
Payable for investment adviser fee (Note 4)	2,365
Payable for administrative fees (Note 4)	365
Payable for portfolio accounting fees	24,618
Payable for distribution services fee (Note 4)	13,168
Payable for other service fees (Note 4)	35,222
Payable for share registration costs	20,267
Accrued expenses (Note 4)	15,572
TOTAL LIABILITIES		393,684
Net assets for 167,457,500 shares outstanding		$167,457,889
Net Assets Consist of:
Paid-in capital		$167,457,067
Total distributable earnings		822
TOTAL NET ASSETS		$167,457,889
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$113,996,733 ÷ 113,996,468 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$53,461,156 ÷ 53,461,032 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$1,484,501
Expenses:
Investment adviser fee (Note 4)		$259,509
Administrative fee (Note 4)		69,020
Custodian fees		3,185
Transfer agent fee		88,460
Directors'/Trustees' fees (Note 4)		796
Auditing fees		10,116
Legal fees		5,764
Portfolio accounting fees		38,518
Distribution services fee (Note 4)		176,246
Other service fees (Notes 2 and 4)		216,013
Share registration costs		25,632
Printing and postage		13,314
Miscellaneous (Note 4)		3,066
TOTAL EXPENSES		909,639
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(71,976)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(147,981)
TOTAL WAIVERS AND REIMBURSEMENT		(219,957)
Net expenses			689,682
Net investment income			794,819
Change in net assets resulting from operations			$794,819
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$794,819	$1,056,849
Net realized gain	—	7,526
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	794,819	1,064,375
Distributions to Shareholders:
Service Shares	(606,518)	(817,009)
Cash Series Shares	(195,770)	(271,552)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(802,288)	(1,088,561)
Share Transactions:
Proceeds from sale of shares	174,604,363	400,733,200
Net asset value of shares issued to shareholders in payment of distributions declared	801,482	1,086,437
Cost of shares redeemed	(179,960,428)	(425,913,256)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,554,583)	(24,093,619)
Change in net assets	(4,562,052)	(24,117,805)
Net Assets:
Beginning of period	172,019,941	196,137,746
End of period	$167,457,889	$172,019,941
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
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relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $219,957 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$142,614	$(56,921)
Cash Series Shares	73,399	—
TOTAL	$216,013	$(56,921)
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	109,720,881	$109,720,881	226,497,312	$226,497,312
Shares issued to shareholders in payment of distributions declared	605,828	605,828	816,121	816,121
Shares redeemed	(106,865,987)	(106,865,987)	(225,332,684)	(225,332,684)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,460,722	$3,460,722	1,980,749	$1,980,749

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	64,883,482	$64,883,482	174,235,888	$174,235,888
Shares issued to shareholders in payment of distributions declared	195,654	195,654	270,316	270,316
Shares redeemed	(73,094,441)	(73,094,441)	(200,580,572)	(200,580,572)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(8,015,305)	$(8,015,305)	(26,074,368)	$(26,074,368)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,554,583)	$(4,554,583)	(24,093,619)	$(24,093,619)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Adviser voluntarily waived $71,976 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$176,246	$(91,060)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $8,890 fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $175 and reimbursed $56,921 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.66% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $56,680,000 and $66,585,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2019, 67.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.0% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,005.30	$3.28
Cash Series Shares	$1,000	$1,003.30	$5.22
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,021.50	$3.31
Cash Series Shares	$1,000	$1,019.60	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.66%
Cash Series Shares	1.05%
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Evaluation and Approval of Advisory Contract–May 2018
Federated virginia municipal cash trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N245
CUSIP 608919825
G00133-01 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019